UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number		811-7440

DIMENSIONAL EMERGING MARKETS VALUE FUND INC.
(Exact name of registrant as specified in charter)

1299 Ocean Avenue, Santa Monica, CA			90401
(Address of principal executive offices)			(Zip code)

Catherine L. Newell, Esquire, Vice President and Secretary Dimensional Emerging Markets Value Fund Inc., 1299 Ocean Avenue, Santa Monica, CA 90401
(Name and address of agent for service)

Registrant’s telephone number, including area code:		310-395-8005

Date of fiscal year end:	November 30

Date of reporting period:	December 1, 2005 - May 31, 2006

ITEM 1.       REPORTS TO STOCKHOLDERS.

DFA INVESTMENT DIMENSIONS GROUP INC.

Emerging Markets Value Portfolio

DIMENSIONAL EMERGING MARKETS

VALUE FUND INC.

Semi-Annual Report

Six Months Ended May 31, 2006
(Unaudited)

Dimensional Investing

Dimensional Fund Advisors strives to deliver the returns of capital markets and add value through smart trading. The firm departs from the rules and rigidity of traditional indexing and avoids the futile and cost-generating activity of stock picking and market timing. Instead, we focus on the dimensions of capital markets that reward investors and we deliver them as intelligently and effectively as possible.

On the firm's twenty-fifth anniversary, it pays to look back at the performance of asset classes over a variety of different climates. Through good times and bad, clients who stayed the course not only captured asset class returns across the spectrum but in many cases added value over traditional indexes through Dimensional's advanced portfolio design and trading infrastructure.

A look through our semi-annual reports gives you a sense of the breadth of our strategy line. As daunting as this variety may seem, all the strategies are easily understood if you look at the simple dimensions that drive returns. Academic research has documented that, over the long term, small cap stocks outperform large cap stocks and that value stocks outperform growth stocks. These returns seem to be compensation for risk. In fixed income, risk is well described by bond maturity and credit quality. Dimensional's vehicles deliberately target specific risk and return trade-offs. The portfolios are diversified and painstakingly designed to work together in your total investment plan.

Dimensional's Investment Strategies

$101 Billion in Assets Under Management Worldwide as of May 31, 2006

Core Equity	Small Cap	Value	Tax-Managed	Fixed Income
US Core Equity	US Micro Cap	US Small Cap Value	US Small Cap	One-Year
International Core Equity	US Small Cap	US Large Cap Value	US Small Cap Value	Two-Year Global
Emerging Markets Core Equity	International Small Cap	International Small Cap Value	US Equity	Five-Year Government
	Emerging Markets Small Cap	International Value	US Marketwide Value	Five-Year Global
		Emerging Markets Value	International Value	Intermediate Government
				Short-Term Municipal

We invite you to explore our website, www.dimensional.com, to learn more about the concepts and strategies of Dimensional investing.

Dimensional

Dimensional Fund Advisors Inc. is an investment advisor registered with the Securities and Exchange Commission. Consider the investment objectives, risks, and charges and expenses of the Dimensional funds carefully before investing. For these and other information about the Dimensional funds, please read the prospectus carefully before investing. Prospectuses are available by calling Dimensional Fund Advisors Inc. collect at (310) 395-8005; on the Internet at www.dimensional.com; or, by mail, DFA Securities Inc., c/o Dimensional Fund Advisors Inc., 1299 Ocean Avenue, Santa Monica, CA 90401. Dimensional funds are distributed by DFA Securities Inc.

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SEMI-ANNUAL REPORT
(Unaudited)

This report is submitted for the information of the funds' shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

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DFA INVESTMENT DIMENSIONS GROUP INC.

DIMENSIONAL EMERGING MARKETS VALUE FUND INC.

DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

Statement of Assets and Liabilities/Summary Schedules of Portfolio Holdings
Investment Abbreviations

ADR	American Depositary Receipt

FHLMC	Federal Home Loan Mortgage Corporation

Investment Footnotes

†	See Note B to Financial Statements.

††	Securities have been fair valued. See Note B to Financial Statements

**	Calculated as a percentage of total net assets. Percentages shown parenthetically next to the category headings have been calculated as a percentage of total investments. "Other Securities" are those securities that are not among the top 50 holdings of the fund or do not represent more than 1.0% of the net assets of the fund. Some of the individual securities within this category may be Non-Income Producing Securities.

*	Non-Income Producing Securities.

Financial Highlights
(A)	Computed using average shares outstanding.

(B)	Annualized.

(C)	Non-Annualized.

(D)	Represents the combined ratios for the respective portfolio and its respective pro-rata share of its Master Fund Series.

All Statements and Schedules
— SEC	Amounts are either zero or rounded to zero. Securities and Exchange Commission.

1

DFA INVESTMENT DIMENSIONS GROUP INC.

EMERGING MARKETS VALUE PORTFOLIO

DISCLOSURE OF FUND EXPENSES
(Unaudited)

The following Expense Table is shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrates your fund's costs in two ways.

Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

Hypothetical Example for Comparison Purposes

This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During the Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's cost by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

Six Months Ended May 31, 2006

EXPENSE TABLE

	Beginning Account Value 12/01/05	Ending Account Value 05/31/06	Annualized Expense Ratio	Expenses Paid During Period*
Actual Fund Return	$1,000.00	$1,170.60	0.65%	$3.52
Hypothetical 5% Annual Return	$1,000.00	$1,021.69	0.65%	$3.28

*Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (182), then divided by the number of days in the year (365) to reflect the six-month period. The Portfolio is a Feeder Fund. The expenses shown reflect the direct expenses of the Feeder Fund and the indirect payment of the Feeder Fund's portion of the expenses of its Master Fund.

2

DFA INVESTMENT DIMENSIONS GROUP INC.

EMERGING MARKETS VALUE PORTFOLIO

DISCLOSURE OF PORTFOLIO HOLDINGS
(Unaudited)

The SEC has adopted the requirement that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q for fiscal quarters starting after July 9, 2004. For DFA Investment Dimensions Group Inc., this would be for the fiscal quarters ending August 31 and February 28 (February 29 during leap year). The Form N-Q filing must be made within 60 days of the end of the quarter. DFA Investment Dimensions Group Inc. filed its most recent Form N-Q with the SEC on April 28, 2006. It is available upon request, without charge, by calling collect: (310) 395-8005 or by mailing a request to Dimensional Fund Advisors Inc., 1299 Ocean Avenue, Santa Monica, California 90401, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

The SEC adopted a requirement that all funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement.

Affiliated Investment Company	100.0%

3

  DFA INVESTMENT DIMENSIONS GROUP INC.

  EMERGING MARKETS VALUE PORTFOLIO

  STATEMENT OF ASSETS AND LIABILITIES

  MAY 31, 2006

  (Amounts in thousands, except share and per share amounts)
  (Unaudited)

ASSETS:

Investment in Dimensional Emerging Markets Value Fund Inc. (Affiliated Investment Company) (73,450,465 Shares, Cost $1,932,919) at Value†	$2,879,993
Receivable for Fund Shares Sold	13,077
Prepaid Expenses and Other Assets	27
Total Assets	2,893,097
LIABILITIES:
Payables:
Investment Securities Purchased	12,219
Fund Shares Redeemed	858
Due to Advisor	1,038
Accrued Expenses and Other Liabilities	107
Total Liabilities	14,222
NET ASSETS	$2,878,875
SHARES OUTSTANDING, $0.01 PAR VALUE (Authorized 200,000,000 Shares)	109,736,486
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	$26.23

See accompanying Notes to Financial Statements.

4

  DFA INVESTMENT DIMENSIONS GROUP INC.

  EMERGING MARKETS VALUE PORTFOLIO

  STATEMENT OF OPERATIONS

  FOR THE SIX MONTHS ENDED MAY 31, 2006

  (Amounts in thousands)
  (Unaudited)

Investment Income
Income Distributions Received from Affiliated Investment Company	$18,501
Expenses
Administrative Services Fees	5,254
Accounting & Transfer Agent Fees	26
Legal Fees	7
Audit Fees	1
Filing Fees	44
Shareholders' Reports	29
Directors'/Trustees' Fees & Expenses	11
Other	3
Total Expenses	5,375
Net Investment Income (Loss)	13,126
Realized and Unrealized Gain (Loss)
Capital Gain Distributions Received from Affiliated Investment Company	50,497
Net Realized Gain (Loss) on Investment Securities Sold	(2,549)
Change in Unrealized Appreciation (Depreciation) of Investment Securities	276,667
Net Realized and Unrealized Gain (Loss)	324,615
Net Increase (Decrease) in Net Assets Resulting from Operations	$337,741

See accompanying Notes to Financial Statements.

5

  DFA INVESTMENT DIMENSIONS GROUP INC.

  EMERGING MARKETS VALUE PORTFOLIO

  STATEMENTS OF CHANGES IN NET ASSETS

  (Amounts in thousands)

	Six Months Ended May 31, 2006	Year Ended Nov. 30, 2005
	(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$13,126	$36,548
Capital Gain Distributions Received from Affiliated Investment Company	50,497	19,856
Net Realized Gain (Loss) on Investment Securities Sold	(2,549)	(2,232)
Change in Unrealized Appreciation (Depreciation) of Investment Securities	276,667	344,565
Net Increase (Decrease) in Net Assets Resulting from Operations	337,741	398,737
Distributions From:
Net Investment Income	(20,866)	(31,728)
Net Short-Term Gains	(4,774)	(1,064)
Net Long-Term Gains	(18,035)	(3,733)
Total Distributions	(43,675)	(36,525)
Capital Share Transactions (1):
Shares Issued	695,922	1,008,916
Shares Issued in Lieu of Cash Distributions	33,956	26,529
Shares Redeemed	(222,549)	(215,490)
Net Increase (Decrease) from Capital Share Transactions	507,329	819,955
Total Increase (Decrease) in Net Assets	801,395	1,182,167
Net Assets
Beginning of Period	2,077,480	895,313
End of Period	$2,878,875	$2,077,480
(1) Shares Issued and Redeemed:
Shares Issued	25,960	50,012
Shares Issued in Lieu of Cash Distributions	1,440	1,352
Shares Redeemed	(8,559)	(10,411)
	18,841	40,953
Accumulated Net Investment Income (Loss)	$(2,928)	$4,812

See accompanying Notes to Financial Statements.

6

  DFA INVESTMENT DIMENSIONS GROUP INC.

  EMERGING MARKETS VALUE PORTFOLIO

  FINANCIAL HIGHLIGHTS

  (for a share outstanding throughout each period)

	Six Months Ended May 31, 2006		Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003	Year Ended Nov. 30, 2002	Year Ended Nov. 30, 2001
	(Unaudited)
Net Asset Value, Beginning of Period	$22.86		$17.93	$12.53	$8.42	$8.43	$8.97
Income from Investment Operations
Net Investment Income (Loss)	0.13	(A)	0.50	0.21	0.19	0.18	0.18
Net Gains (Losses) on Securities (Realized and Unrealized)	3.71		4.96	5.54	4.13	0.49	(0.58)
Total from Investment Operations	3.84		5.46	5.75	4.32	0.67	(0.40)
Less Distributions
Net Investment Income	(0.22)		(0.44)	(0.35)	(0.14)	(0.23)	(0.09)
Net Realized Gains	(0.25)		(0.09)	—	(0.07)	(0.45)	(0.05)
Total Distributions	(0.47)		(0.53)	(0.35)	(0.21)	(0.68)	(0.14)
Net Asset Value, End of Period	$26.23		$22.86	$17.93	$12.53	$8.42	$8.43
Total Return	17.06	%(C)	31.06%	46.76%	52.59%	8.29%	(4.60)%
Net Assets, End of Period (thousands)	$2,878,875		$2,077,480	$895,313	$403,035	$118,516	$60,999
Ratio of Expenses to Average Net Assets (D)	0.65	%(B)	0.70%	0.77%	0.86%	0.85%	1.00%
Ratio of Net Investment Income to Average Net Assets	1.00	%(B)	2.45%	1.37%	2.41%	2.10%	2.34%

See accompanying Notes to Financial Statements.

7

DFA INVESTMENT DIMENSIONS GROUP INC.
EMERGING MARKETS VALUE PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
(Unaudited)

A.  Organization:

DFA Investment Dimensions Group Inc. (the "Group") is an open-end management investment company whose shares are offered, without a sales charge, generally to institutional investors and clients of registered investment advisors. The Group offers forty-one operational portfolios, one of which, the Emerging Markets Value Portfolio (the "Portfolio") is included in this report. The remaining forty portfolios are presented in separate reports.

The Portfolio invests all of its assets in the Dimensional Emerging Markets Value Fund Inc. (the "Fund"). At May 31, 2006, the Portfolio owned 88% of the outstanding shares of the Fund. The financial statements of the Fund are included elsewhere in this report and should be read in conjunction with the financial statements of the Portfolio.

B.  Significant Accounting Policies:

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Group in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

1.  Security Valuation: The shares of the Fund held by the Portfolio are valued at its respective daily net asset value.

2.  Deferred Compensation Plan: Each eligible Director of the Group may elect participation in the Deferred Compensation Plan (the "Plan"). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Core Equity 2 Portfolio, U.S. Vector Equity Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, International Core Equity Portfolio, Emerging Markets Portfolio, Emerging Markets Core Equity Portfolio, and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income, are included in Directors'/Trustees' Fees and Expenses. At May 31, 2006, the total liability for deferred compensation to Directors is included in Accrued Expenses and Other Liabilities in the amount of $49 (in thousands).

Each Director has the option to receive their distribution of proceeds in one of the following methods upon one year's notice: lump sum, annual installments over a period of agreed upon years, or semi-annual installments over a period of agreed upon years. As of May 31, 2006, none of the Directors have requested distribution of proceeds.

3.  Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Expenses directly attributable to the Portfolio are directly charged. Common expenses of the Group are allocated using methods approved by the Board of Directors/Trustees, generally based on average net assets.

8

C.  Investment Advisor:

Dimensional Fund Advisors Inc. ("Dimensional" or the "Advisor") provides administrative services to the Portfolio, including supervision of services provided by others, providing information to the shareholders and the Board of Directors/Trustees, and other administrative services. The Advisor provides investment advisory services to the Fund. For the six months ended May 31, 2006, the Portfolio's administrative services fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.40% of average daily net assets.

Fees Paid to Officers and Directors/Trustees:

Certain Officers and Directors/Trustees of the Advisor are also Officers and Directors/Trustees of the Group; however, such Officers and Directors/Trustees (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Group. For the six months ended May 31, 2006, the total related amounts paid by the Group under this arrangement were $62 (in thousands). The total related amount paid by the Portfolio is included in Other Expenses on the Statement of Operations.

D.  Federal Income Taxes:

The Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to shareholders. Accordingly, no provision has been made for federal income taxes.

The tax character of dividends and distributions declared and paid during the years ended November 30, 2005 and November 30, 2004 were as follows (amounts in thousands):

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Total
2005	$32,792	$3,733	$36,525
2004	12,625	803	13,428

At November 30, 2005, the components of distributable earnings/(accumulated losses) were as follows (amounts in thousands):

Undistributed Net Investment Income and Short-Term Capital Gains	Undistributed Long-Term Capital Gains	Total Net Distributable Earnings/ (Accumulated Losses)
$5,093	$17,974	$23,067

For federal income tax purposes, the Portfolio measures its capital loss carryforwards annually at November 30, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. As of November 30, 2005, the Portfolio had no capital loss carryforwards available to offset future realized capital gains.

At May 31, 2006, the total cost and aggregate gross unrealized appreciation and (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes (amounts in thousands):

Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$1,950,985	$947,074	$(18,066)	$929,008

9

E.  Components of Net Assets

At May 31, 2006, net assets consisted of (amounts in thousands):

Paid-In Capital	Accumulated Net Investment Income (Loss)	Accumulated Net Realized Gain (Loss) of Investment Securities	Unrealized Appreciation (Depreciation) of Investment Securities	Total Net Assets
$1,906,188	$(2,928)	$28,541	$947,074	$2,878,875

F.  Line of Credit:

The Portfolio, together with other Dimensional-advised portfolios, has entered into a $50 million unsecured discretionary line of credit effective June 2005 with an affiliate of its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $50 million, as long as total borrowings under the line of credit do not exceed $50 million in the aggregate. Borrowings under the line of credit are charged interest at the then current Federal Funds Rate plus 1%. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. There were no borrowings by the Portfolio under the line of credit with the domestic custodian bank during the six months ended May 31, 2006. The line of credit was scheduled to expire on June 27, 2006. Effective June 28, 2006, the line of credit was extended and increased to $250 million in the aggregate. The line of credit is scheduled to expire on June 27, 2007.

The Portfolio, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit effective January 23, 2006 with its international custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement for the line of credit expires on January 22, 2007. There were no borrowings by the Portfolio under the line credit with the international custodian bank during the six months ended May 31, 2006.

G.  Contractual Obligations:

In the normal course of business, the Group enters into contracts that contain a variety of representations and warranties which provide general indemnification. The Group's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Group and/or its affiliates that have not yet occurred. However, based on experience, the Group expects the risk of loss to be remote.

H.  Other:

On May 31, 2006, one shareholder held approximately 24% of the outstanding shares of the Portfolio. The shareholder may be an omnibus account, which typically holds shares for the benefit of several other underlying investors.

10

DIMENSIONAL EMERGING MARKETS VALUE FUND INC.

DISCLOSURE OF FUND EXPENSES
(Unaudited)

The following Expense Table is shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrates your fund's costs in two ways.

Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

Hypothetical Example for Comparison Purposes

This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During the Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's cost by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

Six Months Ended May 31, 2006

EXPENSE TABLE

	Beginning Account Value 12/01/05	Ending Account Value 05/31/06	Expenses Annualized Expense Ratio	Expenses Paid During Period*
Actual Fund Return	$1,000.00	$1,173.40	0.23%	$1.25
Hypothetical 5% Annual Return	$1,000.00	$1,023.78	0.23%	$1.16

*Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (182), then divided by the number of days in the year (365) to reflect the six-month period.

11

DIMENSIONAL EMERGING MARKETS VALUE FUND INC.

DISCLOSURE OF PORTFOLIO HOLDINGS
(Unaudited)

The SEC has adopted the requirement that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q for fiscal quarters starting after July 9, 2004. For Dimensional Emerging Markets Value Fund Inc., this would be for the fiscal quarters ending August 31 and February 28 (February 29 during leap year). The Form N-Q filing must be made within 60 days of the end of the quarter. Dimensional Emerging Markets Value Fund Inc. filed its most recent Form N-Q with the SEC on April 28, 2006. It is available upon request without charge, by calling collect: (310) 395-8005 or by mailing a request to Dimensional Fund Advisors Inc., 1299 Ocean Avenue, Santa Monica, California 90401, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

The SEC has also amended certain regulations to permit a fund to include in its reports to shareholders a "Summary Schedule of Portfolio Holdings" in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund's 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund's net assets at the end of the reporting period. The amendments also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

The fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available, upon request, without charge, by calling collect: (310) 395-8005 or by mailing a request to Dimensional Fund Advisors Inc., 1299 Ocean Avenue, Santa Monica, California 90401, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

The SEC adopted a requirement that all funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

Consumer Discretionary	Consumer Staples	Energy	Financials	Health Care	Industrials	Information Technology	Materials	Telecommunication Services	Utilities	Other	Total
9.3%	6.1%	10.2%	21.1%	1.4%	14.9%	5.5%	22.3%	3.8%	4.2%	1.2%	100.0%

12

DIMENSIONAL EMERGING MARKETS VALUE FUND INC.

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

May 31, 2006
(Unaudited)

	Shares	Value††	Percentage of Net Assets**
ARGENTINA — (0.4%)
COMMON STOCKS — (0.4%)
Other Securities		$13,698,450	0.4%
BRAZIL — (7.3%)
COMMON STOCKS — (1.7%)
Arcelor Brasil SA	1,751,487	25,600,113	0.8%
Companhia Siderurgica Nacional SA	931,400	27,629,855	0.8%
Other Securities		3,398,203	0.1%
TOTAL COMMON STOCKS		56,628,171	1.7%
PREFERRED STOCKS — (5.6%)
Gerdau SA	1,222,542	17,308,551	0.5%
Investimentos Itau SA	5,388,166	20,480,856	0.6%
Metalurgica Gerdau SA	959,400	16,429,077	0.5%
Usinas Siderurgicas de Minas Gerais SA Series A	826,925	26,733,368	0.8%
Other Securities		101,156,371	3.2%
TOTAL PREFERRED STOCKS		182,108,223	5.6%
TOTAL — BRAZIL		238,736,394	7.3%
CHILE — (3.1%)
COMMON STOCKS — (3.1%)
Enersis SA ADR	2,033,600	23,711,776	0.7%
Other Securities		75,853,728	2.3%
TOTAL — CHILE		99,565,504	3.0%
CZECH REPUBLIC — (3.3%)
COMMON STOCKS — (3.3%)
* Cesky Telecom A.S.	937,593	19,466,396	0.6%
CEZ A.S.	2,744,208	86,787,776	2.6%
TOTAL — CZECH REPUBLIC		106,254,172	3.2%
HUNGARY — (3.8%)
COMMON STOCKS — (3.8%)
Egis Nyrt.	115,885	15,526,739	0.5%
MOL Magyar Olaj- es Gazipari RT	815,045	83,480,476	2.6%
Other Securities		25,837,373	0.7%
TOTAL — HUNGARY		124,844,588	3.8%
INDIA — (12.7%)
COMMON STOCKS — (12.7%)
* Reliance Communication Ventures, Ltd.	6,786,159	39,232,367	1.2%
* Reliance Industries, Ltd.	6,786,159	139,698,377	4.3%
Sterlite Industries (India), Ltd. Series A	1,319,280	12,255,160	0.4%
Tata Steel, Ltd.	1,899,526	21,194,259	0.7%
Other Securities		202,593,748	6.1%
TOTAL COMMON STOCKS		414,973,911	12.7%
PREFERRED STOCKS — (0.0%)
Other Securities		80,293	0.0%
TOTAL — INDIA		415,054,204	12.7%

13

DIMENSIONAL EMERGING MARKETS VALUE FUND INC.

CONTINUED

	Shares	Value††	Percentage of Net Assets**
INDONESIA — (3.1%)
COMMON STOCKS — (3.1%)
PT International Nickel Indonesia Tbk	7,522,000	$16,101,700	0.5%
PT Medco Energi International Tbk	31,249,000	13,479,520	0.4%
PT Semen Gresik Tbk	8,421,591	20,177,081	0.6%
Other Securities		49,908,743	1.5%
TOTAL — INDONESIA		99,667,044	3.0%
ISRAEL — (4.4%)
COMMON STOCKS — (4.4%)
Bank Hapoalim B.M.	8,089,710	37,615,522	1.2%
Bank Leumi Le-Israel	8,352,608	31,334,021	1.0%
Other Securities		74,855,737	2.2%
TOTAL — ISRAEL		143,805,280	4.4%
MALAYSIA — (6.1%)
COMMON STOCKS — (6.1%)
Other Securities		199,000,291	6.1%
PREFERRED STOCKS — (0.0%)
Other Securities		79,855	0.0%
RIGHTS/WARRANTS — (0.0%)
Other Securities		15,352	0.0%
TOTAL — MALAYSIA		199,095,498	6.1%
MEXICO — (7.0%)
COMMON STOCKS — (7.0%)
Alfa S.A. de C.V. Series A	5,405,364	24,779,946	0.8%
Controladora Comercial Mexicana S.A. de C.V. Series B	7,880,200	12,331,266	0.4%
Grupo Carso S.A. de C.V. Series A-1	13,173,051	27,639,832	0.8%
Nueva Grupo Mexico S.A. de C.V. Series B	21,343,635	60,589,354	1.8%
Organizacion Soriana S.A. de C.V. Series B	5,249,700	22,677,889	0.7%
Other Securities		80,968,924	2.5%
TOTAL — MEXICO		228,987,211	7.0%
PHILIPPINES — (1.3%)
COMMON STOCKS — (1.3%)
Other Securities		43,374,321	1.3%
POLAND — (3.6%)
COMMON STOCKS — (3.6%)
Polski Koncern Naftowy Orlen SA	3,223,851	56,663,474	1.7%
Other Securities		59,638,419	1.8%
TOTAL — POLAND		116,301,893	3.5%
SOUTH AFRICA — (11.4%)
COMMON STOCKS — (11.4%)
ABSA Group, Ltd.	898,244	14,827,803	0.5%
Barloworld, Ltd.	1,101,191	18,688,652	0.6%
* Harmony Gold Mining Co., Ltd.	1,528,002	21,712,855	0.7%
Liberty Group, Ltd.	1,494,978	17,125,522	0.5%
Mittal Steel South Africa, Ltd.	2,388,294	22,335,659	0.7%
Nedbank Group, Ltd.	2,021,460	34,587,131	1.1%
Old Mutual PLC	10,274,412	31,941,146	1.0%
Sanlam, Ltd.	10,756,714	24,473,035	0.8%

14

DIMENSIONAL EMERGING MARKETS VALUE FUND INC.

CONTINUED

	Shares	Value††	Percentage of Net Assets**
Sappi, Ltd.	1,124,613	$13,963,400	0.4%
Steinhoff International Holdings, Ltd.	4,600,555	14,672,577	0.5%
Telkom South Africa, Ltd.	770,894	16,392,966	0.5%
Other Securities		142,400,415	4.1%
TOTAL — SOUTH AFRICA		373,121,161	11.4%
SOUTH KOREA — (12.4%)
COMMON STOCKS — (12.4%)
Doosan Heavy Industries & Construction Co., Ltd.	400,500	12,321,974	0.4%
Hyundai Heavy Industries Co., Ltd.	189,160	19,233,901	0.6%
Hyundai Motor Co., Ltd.	446,030	34,460,404	1.1%
Kia Motors Corp.	899,680	15,321,959	0.5%
POSCO Sponsored ADR	714,500	45,942,350	1.4%
Other Securities		275,892,654	8.3%
TOTAL COMMON STOCKS		403,173,242	12.3%
RIGHTS/WARRANTS — (0.0%)
Other Securities		378,481	0.0%
TOTAL — SOUTH KOREA		403,551,723	12.3%
TAIWAN — (13.0%)
COMMON STOCKS — (13.0%)
Chang Hwa Commercial Bank	19,928,459	12,973,308	0.4%
* China Development Financial Holding Corp.	40,619,000	15,216,097	0.5%
Far East Textile, Ltd.	16,291,942	12,524,955	0.4%
Mega Financial Holding Co., Ltd.	18,530,000	13,208,006	0.4%
United Microelectronics Corp.	32,824,183	20,521,780	0.6%
Other Securities		351,081,627	10.7%
TOTAL — TAIWAN		425,525,773	13.0%
THAILAND — (3.0%)
COMMON STOCKS — (3.0%)
Other Securities		99,370,580	3.0%
RIGHTS/WARRANTS — (0.0%)
Other Securities		48,865	0.0%
TOTAL — THAILAND		99,419,445	3.0%
TURKEY — (4.0%)
COMMON STOCKS — (4.0%)
Akbank T.A.S.	3,293,434	19,598,477	0.6%
Turkiye Garanti Bankasi A.S.	4,833,512	14,571,061	0.5%
Turkiye Is Bankasi A.S.	2,232,528	13,188,476	0.4%
Other Securities		84,505,412	2.5%
TOTAL — TURKEY		131,863,426	4.0%
	Face Amount	Value†
	(000)
TEMPORARY CASH INVESTMENTS — (0.1%)
Repurchase Agreement, PNC Capital Markets, Inc. 4.87%, 06/01/06 (Collateralized by $2,991,000 FHLMC Notes 4.00%, 09/22/09, valued at $3,394,785) to be repurchased at $3,344,452	$3,344	3,344,000	0.1%
TOTAL INVESTMENTS — (100.0%) (Cost $2,189,187,959)		$3,266,210,087	99.5%

See accompanying Notes to Financial Statements.

15

  DIMENSIONAL EMERGING MARKETS VALUE FUND INC.

  STATEMENT OF ASSETS AND LIABILITIES

  MAY 31, 2006

  (Amounts in thousands, except share and per share amounts)
  (Unaudited)

ASSETS:
Investments at Value	$3,262,866
Temporary Cash Investments at Value	3,344
Foreign Currencies at Value	2,209
Cash	4
Receivables:
Investment Securities Sold	54
Dividends and Interest	7,484
Fund Shares Sold	12,228
Prepaid Expenses and Other Assets	10
Total Assets	3,288,199
LIABILITIES:
Payables:
Investment Securities Purchased	3
Due to Advisor	296
Deferred Thailand Capital Gains Tax	5,395
Deferred Chilean Repatriation Tax	268
Accrued Expenses and Other Liabilities	462
Total Liabilities	6,424
NET ASSETS	$3,281,775
SHARES OUTSTANDING, $0.01 PAR VALUE (Unlimited Number of Shares Authorized)	83,695,302
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	$39.21
Investments at Cost	$2,185,844
Temporary Cash Investments at Cost	$3,344
Foreign Currencies at Cost	$2,225

See accompanying Notes to Financial Statements.

16

  DIMENSIONAL EMERGING MARKETS VALUE FUND INC.

  STATEMENT OF OPERATIONS

  FOR THE SIX MONTHS ENDED MAY 31, 2006

  (Amounts in thousands)
  (Unaudited)

Investment Income
Dividends (Net of Foreign Taxes Withheld of $3,819)	$44,487
Interest	909
Total Investment Income	45,396
Expenses
Investment Advisory Services Fees	1,515
Accounting & Transfer Agent Fees	163
Custodian Fees	1,730
Legal Fees	12
Audit Fees	18
Shareholders' Reports	44
Directors'/Trustees' Fees & Expenses	12
Other	55
Total Expenses	3,549
Net Investment Income (Loss)	41,847
Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on Investment Securities Sold	97,230
Net Realized Gain (Loss) on Foreign Currency Transactions	(978)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	265,831
Translation of Foreign Currency Denominated Amounts	(149)
Deferred Thailand Capital Gains Tax	(1,276)
Net Realized and Unrealized Gain (Loss)	360,658
Net Increase (Decrease) in Net Assets Resulting from Operations	$402,505

See accompanying Notes to Financial Statements.

17

  DIMENSIONAL EMERGING MARKETS VALUE FUND INC.

  STATEMENTS OF CHANGES IN NET ASSETS

  (Amounts in thousands)

	Six Months Ended May 31, 2006	Year Ended Nov. 30, 2005
	(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$41,847	$58,055
Net Realized Gain (Loss) on Investment Securities Sold	97,230	59,058
Net Realized Gain (Loss) on Foreign Currency Transactions	(978)	(3,127)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	265,831	375,233
Translation of Foreign Currency Denominated Amounts	(149)	5
Deferred Thailand Capital Gains Tax	(1,276)	249
Net Increase (Decrease) in Net Assets Resulting from Operations	402,505	489,473
Distributions From:
Net Investment Income	(21,466)	(51,518)
Net Short-Term Gains	(5,458)	(1,386)
Net Long-Term Gains	(53,392)	(24,479)
Total Distributions	(80,316)	(77,383)
Capital Share Transactions (1):
Shares Issued	543,322	847,065
Shares Issued in Lieu of Cash Distributions	70,680	67,397
Shares Redeemed	(71,480)	(82,438)
Net Increase (Decrease) from Capital Share Transactions	542,522	832,024
Total Increase (Decrease) in Net Assets	864,711	1,244,114
Net Assets
Beginning of Period	2,417,064	1,172,950
End of Period	$3,281,775	$2,417,064
(1) Shares Issued and Redeemed:
Shares Issued	13,504	27,817
Shares Issued in Lieu of Cash Distributions	2,013	2,289
Shares Redeemed	(1,882)	(2,587)
	13,635	27,519
Accumulated Net Investment Income (Loss)	$25,706	$5,573

See accompanying Notes to Financial Statements.

18

DIMENSIONAL EMERGING MARKETS VALUE FUND INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

Six Months Ended May 31, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003	Year Ended Nov. 30, 2002	Year Ended Nov. 30, 2001
(Unaudited)
Net Asset Value, Beginning of Period	$34.50	$27.57	$19.25	$12.81	$12.28	$14.14
Income from Investment Operations
Net Investment Income (Loss)	0.55	(A)	0.99	(A)	0.52	0.33	0.23	0.38
Net Gains (Losses) on Securities (Realized and Unrealized)	5.30	7.42	8.42	6.45	0.83	(0.92)
Total from Investment Operations	5.85	8.41	8.94	6.78	1.06	(0.54)
Less Distributions
Net Investment Income	(0.30)	(0.88)	(0.41)	(0.34)	(0.32)	(0.33)
Net Realized Gains	(0.84)	(0.60)	(0.21)	—	(0.21)	(0.99)
Total Distributions	(1.14)	(1.48)	(0.62)	(0.34)	(0.53)	(1.32)
Net Asset Value, End of Period	$39.21	$34.50	$27.57	$19.25	$12.81	$12.28
Total Investment Return	17.34	%(C)	31.60%	47.38%	53.30%	8.79%	(4.34)%
Net Assets, End of Period (thousands)	$3,281,775	$2,417,064	$1,172,950	$617,723	$345,597	$279,096
Ratio of Expenses to Average Net Assets	0.23	%(B)	0.29%	0.34%	0.42%	0.40%	0.52%
Ratio of Net Investment Income to Average Net Assets	2.77	%(B)	3.23%	2.33%	2.39%	1.67%	3.16%
Portfolio Turnover Rate	5	%(C)	7%	8%	10%	15%	19%

See accompanying Notes to Financial Statements.

19

DIMENSIONAL EMERGING MARKETS VALUE FUND INC.
NOTES TO FINANCIAL STATEMENTS
(Unaudited)

A.  Organization:

Dimensional Emerging Markets Value Fund Inc. (the "Fund") was organized as a closed-end management investment company registered under the Investment Company Act of 1940, as amended. Effective November 21, 1997, the Fund was reorganized as an open-end management investment company.

B.  Significant Accounting Policies:

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

1.  Security Valuation: Securities held by the Fund (including over-the-counter securities) are valued at the last quoted sale price of the day. Securities held by the Fund that are listed on NASDAQ are valued at the NASDAQ Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Fund values the securities at the mean of the most recent quoted bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded.

Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Investment Committee of the Advisor) occur before the net asset value is calculated. When fair value pricing is used, the prices of securities used by the Fund may differ from the quoted or published prices for the same securities on their primary markets or exchanges.

The Fund will also fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the New York Stock Exchange (NYSE). For example, trading in the Japanese securities markets is completed each day at the close of Tokyo Stock Exchange (normally 11:00 p.m. PT), which is fourteen hours prior to the close of the NYSE (normally 1:00 p.m. PT) and the time that the net asset value of the Fund is computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the Fund prices its shares at the close of the NYSE, the Fund will fair value its foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets' perceptions and trading activities on the Fund's foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Directors/Trustees of the Fund has determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable, and may trigger fair value pricing. Consequently, fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the Fund utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). The fair value prices of portfolio securities generally will be used when it is determined that the use of such prices will have a material impact on the net asset value of the Fund. When the Fund uses fair value pricing, the values assigned to the Fund's foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges.

20

2.  Foreign Currency Translation: Securities and other assets and liabilities of the Fund whose values are initially expressed in foreign currencies are translated to U.S. dollars using the mean between the most recently quoted bid and asked prices for the U.S. dollar as quoted by generally recognized reliable sources. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked to market based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement.

The Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities held whether realized or unrealized.

Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between amounts of interest, dividends and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid.

3.  Deferred Compensation Plan: Each eligible Director of the Fund may elect participation in the Deferred Compensation Plan (the "Plan"). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Core Equity 2 Portfolio, U.S. Vector Equity Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, International Core Equity Portfolio, Emerging Markets Portfolio, Emerging Markets Core Equity Portfolio, and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income, are included in Directors'/Trustees' Fees and Expenses. At May 31, 2006, the total liability for deferred compensation to Directors is included in Accrued Expenses and Other Liabilities in the amount of $57 (in thousands).

Each Director has the option to receive their distribution of proceeds in one of the following methods upon one year's notice: lump sum, annual installments over a period of agreed upon years, or semi-annual installments over a period of agreed upon years. As of May 31, 2006, none of the Directors have requested distribution of proceeds.

4.  Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded on the accrual basis.

The Fund may be subject to taxes imposed by countries in which it invests, with respect to its investment in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Fund accrues such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The Fund's investments in Chile are subject to governmental taxes on investment income. Such taxes are due when currencies are repatriated from the country. The Fund accrues for taxes on income as income is earned.

The Fund's investments in Thailand are subject to a 15% governmental capital gains tax. Such taxes are due upon sale of individual securities. The Fund accrues for taxes on the capital gains throughout the holding period of the underlying securities. The Fund is also subject to a 10% governmental capital gains tax on short-term capital gains for investments in India. Such taxes are due upon sale of individual securities. The taxes for the capital gains are accrued when the capital gains are earned.

C.  Investment Advisor:

Dimensional Fund Advisors Inc. ("Dimensional" or the "Advisor") provides investment advisory services to the Fund. For the six months ended May 31, 2006, the Fund's advisory services fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.10% of average daily net assets.

21

Fees Paid to Officers and Directors/Trustees:

Certain Officers and Directors/Trustees of the Advisor are also Officers and Directors/Trustees of the Fund; however, such Officers and Directors/Trustees (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Fund. For the six months ended May 31, 2006, the total related amounts paid by the Fund under this arrangement were $3 (in thousands). The total related amounts paid by the Fund are included in Other Expenses on the Statement of Operations.

D.  Purchases and Sales of Securities:

For the six months ended May 31, 2006, the Fund made the following purchases and sales of investment securities, other than short-term securities and U.S. government securities (amounts in thousands):

Purchases	$642,043
Sales	159,432

E.  Federal Income Taxes:

The Fund has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to shareholders. Accordingly, no provision has been made for federal income taxes.

Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from these amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income or accumulated net realized gains, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences as of November 30, 2005, primarily attributable to realized net foreign currency gains/losses and net realized gains on securities considered to be "passive foreign investment companies" were reclassified to the following accounts. These reclassifications had no effect on net assets or net asset value per share. (amounts in thousands):

Increase (Decrease) Undistributed Net Investment Income	Increase (Decrease) Accumulated Net Realized Gains	Increase (Decrease) Accumulated Appreciation (Depreciation)
$(2,859)	$3,108	$(249)

The tax character of dividends and distributions declared and paid during the years ended November 30, 2005 and November 30, 2004 were as follows (amounts in thousands):

	Net Investment Income and Short-Term Gains	Long-Term Capital Gains	Total
2005	$52,904	$24,479	$77,383
2004	15,246	6,727	21,973
At November 30, 2005, the components of distributable earnings/(accumulated losses) were as follows (amounts in thousands):
	Undistributed Net Investment Income and Short-Term Capital Gains	Undistributed Net Realized Capital Gains	Total Net Distributable Earnings/ (Accumulated Losses)
	$12,855	$53,152	$66,007

22

For federal income tax purposes, the Fund measures its capital loss carryforwards annually at November 30, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. As of November 30, 2005, the Fund had no capital loss carryforwards available to offset future realized capital gains.

Some of the Fund's investments are in securities considered to be "passive foreign investment companies", for which any unrealized appreciation (depreciation) (mark to market) and/or realized gains are required to be included in distributable net investment income for tax purposes. During the year ended November 30, 2005, the Fund had unrealized appreciation (depreciation) (mark to market) and realized gains on the sale of passive foreign investment companies (in thousands), of $1,867 and $2,725, respectively, which are included in distributable net investment income for federal income tax purposes, accordingly, such gains have been reclassified from accumulated net realized gains to accumulated net investment income.

At May 31, 2006, the total cost and aggregate gross unrealized appreciation and depreciation of securities for federal income tax purposes were different from amounts reported for financial reporting purposes (amounts in thousands):

Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$2,190,073	$1,173,650	$(97,513)	$1,076,137

F.  Components of Net Assets:

At May 31, 2006 net assets consisted of (amounts in thousands):

Paid-In Capital	Accumulated Net Investment Income (Loss)	Accumulated Net Realized Gain (Loss) of Investment Securities	Accumulated Net Realized Foreign Exchange Gain (Loss)	Deferred Thailand Capital Gains Tax	Unrealized Appreciation (Depreciation) of Investment Securities and Foreign Currency	Unrealized Net Foreign Exchange Gain (Loss)	Total Net Asset
$2,091,566	$25,706	$93,992	$(978)	$(5,395)	$1,077,006	$(122)	$3,281,775

G.  Financial Instruments:

In accordance with the Fund's investment objectives and policies, the Fund may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

1.  Repurchase Agreements: The Fund may purchase money market instruments from financial institutions, such as banks and non-bank dealers, subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system or with the Fund's custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements were entered into on May 31, 2006.

2.  Foreign Market Risks: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited.

23

H.  Line of Credit:

The Fund, together with other Dimensional-advised portfolios, has entered into a $50 million unsecured discretionary line of credit effective June 28, 2005 with an affiliate of its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $50 million, as long as total borrowings under the line of credit do not exceed $50 million in the aggregate. Borrowings under the line of credit are charged interest at the then current Federal Funds Rate plus 1%. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. For the six months ended May 31, 2006, borrowings by the Fund under this line of credit were as follows (amounts in thousands, except percentages and days):

Weighted Average Interest Rate	Weighted Average Loan Balance	Number of Days Outstanding	Interest Expense Incurred	Maximum Amount Borrowed During the Period
5.26%	$4,104	14	$8	$8,961

There were no outstanding borrowings by the Fund under this line of credit at May 31, 2006. The line of credit was scheduled to expire on June 27, 2006. Effective, June 28, 2006, the line of credit was extended and increased to $250 million in the aggregate. The line of credit is scheduled to expire on June 27, 2007.

The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit effective January 23, 2006 with its international custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement for the line of credit expires on January 22, 2007. There were no borrowings by the Fund under the line of credit with the international custodian bank during the six months ended May 31, 2006.

I.  Contractual Obligations:

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnification. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

24

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses in voting proxies relating to securities held in the portfolio is available without charge, upon request, by calling collect: (310) 395-8005. Information regarding how the Advisor votes these proxies is available from the EDGAR database on the SEC's website at http://www.sec.gov and from the Advisor's website at http://www.dimensional.com and reflects the twelve-month period beginning July 1st and ending June 30th.

25

BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENT

At the Board meeting held on December 13, 2005 (the "Meeting"), the Board of Directors (the "Board") of Dimensional Emerging Markets Fund Inc. (the "Fund") considered the continuation of the Fund's investment management agreement (the "Advisory Agreement.").

Prior to the Meeting, independent counsel to the Independent Board Members sent to the Advisor a request for information, which identified the information that the Independent Board Members wished to receive in order to consider the continuation of the Advisory Agreement. The Portfolio Performance and Service Review Committee (the "Review Committee"), composed of Independent Board Members, met with their independent counsel in advance of the Meeting to discuss the materials provided by the Advisor, the independent reports prepared by Lipper Analytical Services, Inc. (the "Lipper Reports"), and issues related to the continuation of the Advisory Agreement. Also in advance of the Meeting, representatives of management met with the Review Committee to address and respond to questions that independent counsel posed after counsel's review and analysis of materials provided by the Advisor and the Lipper Reports.

At the Meeting, the Board considered a number of factors when considering the continuation of the Advisory Agreement for the Fund, including: (i) the nature, extent and quality of services provided by the Advisor to the Fund; (ii) the performance of the Fund and the Advisor; (iii) the fees and expenses borne by the Fund; (iv) the profitability realized by the Advisor from the relationship with the Fund; (v) whether economies of scale are realized by the Advisor with respect to the Fund as it grows larger, and the extent to which this is reflected in the level of the advisory fee charged; (vi) comparisons of the services to be rendered and the amounts to be paid under other advisory contracts; and (vii) any benefits to be derived by the Advisor from its relationship with the Fund.

When considering the nature and quality of the services provided by the Advisor to the Fund, the Board reviewed: (a) the scope and depth of the Advisor's organization; (b) the experience and expertise of its investment professionals currently providing management services to the Fund; and (c) the Advisor's investment advisory capabilities. The Board evaluated the Advisor's portfolio management process and discussed the unique features of the Advisor's investment approach. The Board also considered the nature and character of non-investment management services provided by the Advisor. After analyzing the caliber of services provided by the Advisor to the Fund, both quantitatively and qualitatively, including the impact of these services on investment performance, the Board concluded that the nature, extent and quality of services provided to the Fund were consistent with the operational requirements of the Fund and met the needs of the shareholders of the Fund.

In considering the performance of the Fund, the Board analyzed the Lipper Reports, which compared the performance of the Fund with other funds in its respective peer group and peer universe, and noted that the performance of the Fund compared favorably with its peer group. The Board determined, among other things, that the performance of the Fund was acceptable as compared with relevant performance standards.

When considering the fees and expenses borne by the Fund, and considering the reasonableness of the management fees paid to the Advisor in light of the services provided to the Fund and any additional benefits received by the Advisor in connection with providing such services, the Board compared the fees charged by the Advisor to the Fund to the fees charged to the funds in its peer group for comparable services as provided in the Lipper Reports. The Board concluded that the advisory fees and total expenses of the Fund over various periods were favorable in relation to its peer funds, and that the advisory fees were fair, both on an absolute basis and in comparison with the fees of other funds identified in the peer groups and the industry at large. The Board also noted that, due to recent negotiations, the Fund was expected to experience a reduction in non-management fees charged by the Fund's administrator and transfer agent.

The Board considered the profitability of the Fund to the Advisor by reviewing the profitability analysis provided by the Advisor, including information about its fee revenues and income. The Board reviewed the overall profitability of the Advisor, and the compensation that it received for providing services to the Fund, including administrative fees paid by the feeder portfolio. The Board considered the profitability to the Advisor of managing the Fund and other "non-1940 Act registered" investment vehicles. Upon closely examining the Advisor's profitability, the Board concluded, among other things, that it was reasonable.

26

The Board also discussed whether economies of scale are realized by the Advisor with respect to the Fund as it grows larger, and the extent to which this is reflected in the level of advisory fees charged. For several reasons, the Board concluded that economies of scale and the reflection of such economies of scale in the level of advisory fees charged were inapplicable to the Fund at the present time, due to the current level of fees and expenses and the profitability of the Fund.

After full consideration of the factors discussed above, with no single factor identified as being of paramount importance, the Board, including the Independent Board Members, with the assistance of independent counsel, concluded that the continuation of the Advisory Agreement for the Fund was in the best interests of the Fund and its shareholders.

27

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DFA053106-005S

ITEM 2.                                                     CODE OF ETHICS.

Not applicable when filing a semi-annual report to shareholders.

ITEM 3.                                                     AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable when filing a semi-annual report to shareholders.

ITEM 4.                                                     PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable when filing a semi-annual report to shareholders.

ITEM 5.                                                     AUDIT COMMITTEE OF LISTED REGISTRANTS.

This item is not applicable to the Registrant.

ITEM 6.                                                     SCHEDULE OF INVESTMENTS.

The Registrant’s schedule of investments is provided below.

DIMENSIONAL EMERGING MARKETS VALUE FUND INC.

DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

Schedule of Investments

Investment Abbreviations

ADR	American Depositary Receipt
FHLMC	Federal Home Loan Mortgage Corporation

Investment Footnotes

††	Securities have been fair valued. See Note B to Financial Statements
*	Non-Income Producing Securities.

DIMENSIONAL EMERGING MARKETS VALUE FUND INC.
SCHEDULE OF INVESTMENTS
May 31, 2006
(Unaudited)

		Shares	Value††
ARGENTINA — (0.4%)
COMMON STOCKS — (0.4%)
	Acindar Industria Argentina de Aceros SA Series B	659,405	$971,552
*	Alpargatas SAIC	6,363	10,102
*	Banco Suquia SA	327,868	51,535
	BBVA Banco Frances SA	130,508	333,602
*	Capex SA Series A	131,575	359,308
*	Celulosa Argentina SA Series B	14,412	10,984
*	Central Puerto SA Series B	125,000	86,926
	Cresud SA Comercial Industrial Financiera y Agropecuaria	461,252	629,800
	DYCASA SA (Dragados y Construcciones Argentina) Series B	55,000	54,140
*	Endesa Costanera SA Series B	261,000	213,824
*	IRSA Inversiones y Representaciones SA	1,186,421	1,393,915
*	Juan Minetti SA	769,693	740,552
	Ledesma S.A.A.I.	885,405	548,242
*	Metrogas SA Series B	176,000	57,004
*	Molinos Rio de la Plata SA Series B	502,274	564,598
*	Polledo SA Industrial y Constructora y Financiera	50,000	6,589
	Siderar S.A.I.C. Series A	494,314	3,625,856
	Solvay Indupa S.A.I.C.	1,229,322	1,198,394
	Tenaris SA	140,000	2,489,497
*	Transportadora de Gas del Sur SA Series B	364,679	352,030

TOTAL — ARGENTINA			13,698,450

BRAZIL — (7.3%)
COMMON STOCKS — (1.7%)
	Arcelor Brasil SA	1,751,487	25,600,113
*	Avipal SA Avicultura e Agropecua	12,500,000	39,946
	Brasil Telecom Participacoes SA	51,256,779	554,127
	Companhia Siderurgica Nacional SA	931,400	27,629,855
*	Embratel Participacoes SA	50,000,000	127,568
	Eternit SA	111,900	461,633
*	Tele Norte Celular Participacoes SA	50,064,513	16,670
	Tele Norte Leste Participacoes SA	51,468	1,435,540
	Telemig Celular Participacoes SA	51,793,284	198,214
*	Telemig Celular Participacoes SA Subscription Receipts	553,152	2,117
	Tim Participacoes SA	98,247,830	312,269
*	Vivo Participacoes SA	56,706	250,119
TOTAL COMMON STOCKS			56,628,171

PREFERRED STOCKS — (5.6%)
	Acesita SA	413,076	6,659,232
	Bradespar SA	5,702	184,930

	Brasil Telecom Participacoes SA	1,984,088	$12,012
	Braskem SA Preferred A	1,479,200	9,031,915
	Centrais Electricas de Santa Catarina SA - CELESC Series B	4,620,000	2,976,778
	Companhia Brasileira de Distribuicao Grupo Pao de Acucar	146,540,000	4,879,386
	Companhia Brasileira de Distribuicao Grupo Pao de Acucar ADR	1,200	39,660
	Companhia Brasileira de Petroleo Ipiranga SA	658,200	4,938,279
	Companhia de Tecidos Norte de Minas	23,127,500	1,780,192
	Confab Industrial SA	1,926,000	3,606,305
	Distribuidora de Produtos de Petroleo Ipiranga SA	16,000	167,784
	Duratex SA	805,100	6,719,321
	Embratel Participacoes SA	1,389,166	3,628
	Empresa Brasileira de Compressores SA - Embraco	458,400	223,997
	Forjas Taurus SA	406,200	549,797
	Gerdau SA	1,222,542	17,308,551
	Globex Utilidades SA	34,076	265,240
	Industrias Romi SA	9,200	459,503
*	Inepar Industria e Construcoes SA	7,896	40,906
	Investimentos Itau SA	5,388,166	20,480,856
	Klabin SA	3,179,000	6,804,778
	Magnesita SA Series A	140,483,000	732,030
	Mahle-Metal Leve SA Industria e Comercio	4,000	67,459
	Marcopolo SA	520,600	1,573,619
	Metalurgica Gerdau SA	959,400	16,429,077
*	Plascar Participacoes Industriais SA	6,900,000	89,514
	Polialden Petroquimica SA	780,000	141,496
	Refinaria de Petroleo Ipiranga SA	12,600	168,908
	Ripasa SA Papel e Celulose	1,539,000	3,267,671
	Sadia SA	3,082,282	7,597,409
	Santista Textil SA	29,600	229,440
	Sao Paulo Alpargatas SA	37,800	1,618,249
	Suzano Bahia Sul Papel e Celullose SA	759,431	4,367,755
	Suzano Petroquimica SA	545,905	804,989
	Tele Norte Celular Participacoes SA	1,390,958	283
	Tele Norte Leste Participacoes SA	7,538	98,442
	Telemar Norte Leste SA	631,500	12,083,838
	Telemig Celular Participacoes SA	1,422,616	2,553
*	Telemig Celular Participacoes SA Subscription Receipts	15,193	27
	Tim Participacoes SA	951,707,394	2,312,906
	Ultrapar Participacoes SA	26,800	395,191
	Uniao des Industrias Petroquimicas SA Series B	2,902,299	1,957,875
	Unibanco-Uniao de Bancos Brasileiros SA ADR	77,600	4,953,208
	Unibanco-Uniao de Bancos Brasileiros Units SA	135,500	1,736,744
	Usinas Siderurgicas de Minas Gerais SA Series A	826,925	26,733,368
	Vale do Rio Doce Series B	239,144	0
*	Vivo Participacoes SA	890	2,240
	Votorantim Celulose e Papel SA	533,500	7,610,882
TOTAL PREFERRED STOCKS			182,108,223

RIGHTS/WARRANTS — (0.0%)
*	Inepar Industria e Construcoes SA Preferred Rights 06/23/06	1,156	0
*	Vivo Participacoes SA Rights 06/06/06	633	0
TOTAL RIGHTS/WARRANTS			0

TOTAL — BRAZIL		$238,736,394

CHILE — (3.1%)
COMMON STOCKS — (3.1%)
Banco de Credito e Inversiones SA Series A	54,733	1,524,353
Banmedica SA	347,000	296,108
CAP SA (Compania de Aceros del Pacifico)	199,310	2,766,492
Cementos Bio-Bio SA	357,467	931,881
Compania Cervecerias Unidas SA	143,000	666,725
Compania de Consumidores de Gas	124,667	638,299
Compania de Telecomunicaciones de Chile SA Series A	2,486,405	4,966,282
Compania de Telecomunicaciones de Chile SA Series B	372,166	656,107
Compania SudAmericana de Vapores SA	3,263,055	4,253,232
Compania Telecomunicaciones de Chile SA Sponsored ADR	412,400	3,319,820
Corpbanca SA	479,508,603	2,428,119
Cristalerias de Chile SA	90,005	886,208
CTI SA (Cia Tecno Industrial)	4,900,000	123,603
Empresa Nacional de Electricidad SA	2,694,503	2,435,766
Empresa Nacional de Telecomunicaciones SA	116,880	1,188,090
Empresas CMPC SA	406,930	10,684,584
Empresas Copec SA	947,488	8,458,445
Empresas Iansa SA	23,583,062	6,568,051
Enersis SA	31,903,095	7,374,449
Enersis SA ADR	2,033,600	23,711,776
Industrias Forestales SA	2,580,202	602,466
* Inversiones Frimetal SA	4,900,000	0
Madeco Manufacturera de Cobre SA ADR	54,200	504,060
* Madeco SA	28,844,021	2,623,659
Masisa SA	3,620,083	588,026
Minera Valparaiso SA	7,500	139,830
Parque Arauco SA	782,020	513,329
Sociedad Quimica y Minera de Chile SA Series A	43,364	461,942
Sociedad Quimica y Minera de Chile SA Series B	945,090	9,571,429
Soquimic Comercial SA	150,000	35,165
Vina de Concha y Toro SA	350,000	447,018
* Vina San Pedro SA	13,979,895	105,138
Watt’s SA	163,489	95,052

TOTAL — CHILE		99,565,504

CZECH REPUBLIC — (3.3%)
COMMON STOCKS — (3.3%)
* Cesky Telecom A.S.	937,593	19,466,396
CEZ A.S.	2,744,208	86,787,776

TOTAL — CZECH REPUBLIC		106,254,172

HUNGARY — (3.8%)
COMMON STOCKS — (3.8%)
BorsodChem RT	655,406	7,360,836
* Danubius Hotel & Spa RT	138,417	3,921,661
Egis Nyrt.	115,885	15,526,739
* Fotex RT	971,495	2,593,001
Gedeon Richter RT	6,647	1,298,090

*	Globus Konzervipari RT	180,413	$391,059
*	Linamar Hungary Autoipari es G	100,770	910,115
	MOL Magyar Olaj- es Gazipari RT	815,045	83,480,476
*	Pannonplast RT	110,028	1,556,523
*	RABA Automotive Holding P.L.C.	255,327	910,900
*	Synergon Information Systems	134,656	499,036
*	Tiszai Vegyi Kombinat RT	253,242	6,373,882
	Zwack Unicum RT	387	22,270

TOTAL — HUNGARY			124,844,588

INDIA — (12.7%)
COMMON STOCKS — (12.7%)
	Aarti Industries, Ltd.	147,420	215,044
	Adani Exports, Ltd.	1,287,587	5,030,659
	Aditya Birla Nuvo, Ltd.	134,650	2,183,822
	Aftek Infosys, Ltd.	564,418	768,742
*	Agro Tech Foods, Ltd.	136,705	316,435
	Alembic, Ltd.	60,143	432,363
	Alok Industries, Ltd.	736,832	1,236,461
	Amtek Auto, Ltd.	44,309	271,653
	Apollo Tyres, Ltd.	175,197	942,946
*	Aptech, Ltd.	20,996	46,266
	Arvind Mills, Ltd.	1,185,419	1,887,907
	Ashok Leyland, Ltd.	5,581,530	4,714,497
	Aurobindo Pharma, Ltd.	215,126	2,700,297
	Avaya Globalconnect, Ltd.	7,435	51,928
*	Bajaj Auto Finance, Ltd.	37,588	371,371
	Bajaj Auto, Ltd.	76,284	4,521,788
*	Balaji Telefilms, Ltd.	10,796	27,031
	Ballarpur Industries, Ltd.	886,062	2,340,279
	Balmer Lawrie & Co., Ltd.	39,215	363,549
*	Bank of Rajasthan, Ltd.	351,617	275,603
	BASF India, Ltd.	84,085	390,873
	BOC India, Ltd.	196,517	695,395
	Bombay Dyeing & Manufacturing Co., Ltd.	56,026	810,578
*	Ceat, Ltd.	67,553	131,087
*	Century Enka, Ltd.	133,495	487,466
	Century Textiles & Industries, Ltd.	277,738	2,412,248
	Chambal Fertilizers & Chemicals, Ltd.	2,270,380	1,825,241
	Cholamandalam DBS Finance, Ltd.	347	1,192
*	City Union Bank, Ltd.	28,787	62,791
*	Clariant Chemicals (India), Ltd.	2,398	15,975
	Deepak Fertilizers & Petrochemicals Corp., Ltd.	353,125	693,522
*	D-Link (India), Ltd.	66,109	131,460
	Dr. Reddy’s Laboratories, Ltd.	333,699	9,760,970
	E.I.D. - Parry (India), Ltd.	273,079	1,665,750
	EIH, Ltd.	83,011	1,226,960
*	Elder Pharmaceuticals, Ltd.	54,402	375,829
	Electrosteel Casings, Ltd.	43,769	342,818
*	Elgi Equipments, Ltd.	174,405	270,172
*	Escorts, Ltd.	226,339	392,567
*	Essar Steel, Ltd.	807,651	720,910
	Essel Propack, Ltd.	77,366	626,745

*	Eveready Industries (India), Ltd.	301,461	$594,932
*	Everest Industries, Ltd.	23,275	65,941
	Exide Industries, Ltd.	114,382	636,858
	FDC, Ltd.	85,911	82,045
	Federal Bank, Ltd.	308,952	1,260,864
	Finolex Cables, Ltd.	104,411	759,107
	Finolex Industries, Ltd.	695,629	1,373,508
*	Geometric Software Solutions Co., Ltd.	27,253	59,198
	GHCL, Ltd.	88,654	312,099
	Godrej Industries, Ltd.	1,000	13,426
*	Goetze (India), Ltd.	9,785	61,544
	Great Eastern Shipping Co., Ltd.	1,032,054	5,279,792
	GTL, Ltd.	544,800	1,726,581
	Gujarat Alkalies & Chemicals, Ltd.	377,390	1,577,859
	Gujarat Ambuja Cements, Ltd.	2,023,923	4,055,180
	Gujarat Fluorochemicals, Ltd.	50,745	499,140
	Gujarat Narmada Valley Fertilizers Co., Ltd.	601,145	1,474,782
	Gujarat State Fertilizers & Chemicals, Ltd.	447,664	2,054,392
	H.E.G., Ltd.	99,150	367,978
	HCL Technologies, Ltd.	150,000	1,624,152
	HDFC Bank, Ltd.	196,003	3,146,157
*	Himachal Futuristic Communications, Ltd.	2,540,888	1,644,648
	Himatsingka Seide, Ltd.	96,231	236,003
	Hinduja TMT, Ltd.	93,601	1,340,440
*	Hindustan Motors, Ltd.	296,702	237,770
*	Hindustan Sanitaryware & Industries, Ltd.	24,608	69,873
	Hotel Leelaventure, Ltd.	265,698	2,005,383
	I.B.P. Co., Ltd.	7,999	79,371
	ICI India, Ltd.	45,061	338,654
*	ICICI Bank Sponsored ADR	5,100	135,660
*	iGate Global Solutions, Ltd.	20,446	93,019
*	India Cements, Ltd.	602,757	2,091,569
*	India Glycols, Ltd.	110,588	325,602
	Indian Hotels Co., Ltd.	294,289	7,642,607
	Indian Petrochemicals Corp., Ltd.	1,306,558	6,737,499
	Indo Rama Synthetics (India), Ltd.	202,314	272,330
	IndusInd Bank, Ltd.	1,436,430	1,429,894
	Industrial Development Bank of India, Ltd.	3,178,422	4,819,799
*	Infotech Enterprises, Ltd.	11,561	137,750
	IPCA Laboratories, Ltd.	49,978	342,182
*	Ispat Industries, Ltd. Post Reconstruction	2,195,639	827,425
	IVRCL Infrastructures & Projects, Ltd.	67,260	345,656
	J.B. Chemicals & Pharmaceuticals, Ltd.	204,233	435,413
	J.K. Industries, Ltd.	147,674	281,273
*	Jammu & Kashmir Bank, Ltd.	190,012	1,588,908
*	JBF Industries, Ltd.	35,983	69,402
	Jindal Poly Films, Ltd.	21,594	127,168
	Jindal Saw, Ltd.	60,558	488,906
*	Jindal Stainless, Ltd.	614,306	1,158,529
	Jindal Steel & Power, Ltd.	28,866	1,134,700
*	JSW Steel, Ltd.	624,983	3,916,857
*	Karnataka Bank, Ltd.	66,072	140,722
	Kesoram Industries, Ltd.	136,927	698,082
	Kirloskar Oil Engines, Ltd.	162,023	870,432

	LIC Housing Finance, Ltd.	345,645	$1,342,634
*	Maharashtra Scooters, Ltd.	13,612	110,968
	Mahavir Spinning Mills, Ltd.	88,383	678,600
	Mahindra & Mahindra, Ltd.	219,880	2,895,388
	Maruti Udyog, Ltd.	182,830	2,899,521
	Mastek, Ltd.	83,250	714,863
	Merck, Ltd.	23,905	277,779
	Monsanto India, Ltd.	1,217	37,526
	Moser Baer (India), Ltd.	529,290	2,425,804
*	Mphasis BFL, Ltd.	292,087	1,203,404
	MRF, Ltd.	14,402	870,474
*	Mukand, Ltd.	296,535	635,336
*	Nagarjuna Fertilizers & Chemicals, Ltd.	1,476,016	453,888
	Nahar Spinning Mills, Ltd.	31,075	162,560
*	Natco Pharma, Ltd.	71,082	169,086
*	National Organic Chemical Industries, Ltd.	598,288	319,579
	Navneet Publications (India), Ltd.	23,748	149,217
*	NIIT Technologies, Ltd.	23,227	93,725
	NIIT, Ltd.	19,941	156,983
	Nirma, Ltd.	140,496	1,344,591
*	Omax Autos, Ltd.	20,202	36,691
	Orchid Chemicals & Pharmaceuticals, Ltd.	199,488	973,873
	Patni Computer Systems, Ltd.	204,200	1,611,787
*	Pentamedia Graphics, Ltd.	658,344	65,830
*	Petronet LNG, Ltd.	131,253	137,862
	Polaris Software Lab, Ltd.	380,771	706,281
*	Polyplex Corp., Ltd.	41,389	120,637
*	Pricol, Ltd.	49,154	41,315
*	Prism Cements, Ltd.	269,139	181,909
	PSL, Ltd.	52,822	270,243
	Punjab Tractors, Ltd.	284,281	1,571,456
*	Rain Calcining, Ltd.	310,692	258,632
*	Rajasthan Spinning & Weaving Mills, Ltd.	35,562	89,946
*	Rama Newsprint & Papers, Ltd.	84,210	20,332
*	Raymond, Ltd.	261,017	2,758,283
*	Reliance Capital Ventures, Ltd.	6,786,159	3,685,820
*	Reliance Communication Ventures, Ltd.	6,786,159	39,232,367
*	Reliance Energy Ventures, Ltd.	6,786,159	5,048,767
*	Reliance Industries, Ltd.	6,786,159	139,698,377
*	Reliance Natural Resources, Ltd.	6,786,159	3,788,408
	Rolta India, Ltd.	321,636	1,370,472
	Ruchi Soya Industries, Ltd.	48,407	328,830
	Samtel Colour, Ltd.	77,810	84,167
	Sesa Goa, Ltd.	8,700	228,838
	Shriram Transport Finance Co., Ltd.	50,855	133,447
*	Sona Koyo Steering Systems, Ltd.	29,642	53,601
*	Sonata Software, Ltd.	457,576	267,227
*	South India Bank, Ltd.	76,352	106,500
*	Srei Infrastructure Finance, Ltd.	94,741	102,640
	SRF, Ltd.	132,296	619,201
	Sterlite Industries (India), Ltd. Series A	1,319,280	12,255,160
*	Sterlite Optical Technologies, Ltd.	140,600	415,755
*	Subros, Ltd.	13,278	60,098
*	Supreme Petrochem, Ltd.	69,306	33,922

	Tata Chemicals, Ltd.	1,092,020	$5,387,804
*	Tata Investment Corp., Ltd.	55,760	507,061
	Tata Steel, Ltd.	1,899,526	21,194,259
	Tata Tea, Ltd.	166,270	2,578,783
*	Tele Data Informatics, Ltd.	87,903	25,436
	Tube Investments of India, Ltd.	322,920	825,345
	TVS Motor Co., Ltd.	269,922	726,699
	Ucal Fuel Systems, Ltd.	4,360	15,033
	Unichem Laboratories, Ltd.	20,832	121,175
*	Usha Martin, Ltd.	139,597	572,422
	UTI Bank, Ltd.	1,388,368	8,557,676
*	Uttam Galva Steels	194,165	149,055
	Varun Shipping Co.	469,669	851,317
	Videocon Industries, Ltd.	35,767	332,269
	Videsh Sanchar Nigam, Ltd.	929,481	7,670,113
	Visualsoft Technologies, Ltd.	97,597	198,058
*	Welspun India, Ltd.	24,452	48,687
*	Welspun-Gujarat Stahl Rohren, Ltd.	76,557	114,171
	Zee Telefilms, Ltd. Series B	2,095,477	10,501,840
*	Zensar Technologies, Ltd.	21,303	103,195
*	Zuari Industries, Ltd.	77,371	364,662
TOTAL COMMON STOCKS			414,973,911

PREFERRED STOCKS — (0.0%)
*	Ispat Industries, Ltd. Cumulative Preferred Shares	1,463,759	80,293

TOTAL — INDIA			415,054,204

INDONESIA — (3.1%)
COMMON STOCKS — (3.1%)
*	PT Apac Citra Centretex Tbk	774,000	5,793
	PT Asahimas Flat Glass Tbk	5,333,500	1,615,739
*	PT Astra Graphia Tbk	18,779,000	641,922
	PT Astra International Tbk	4,235,500	4,500,977
*	PT Bakrieland Development Tbk	18,329,500	367,423
	PT Bank Pan Indonesia Tbk	113,482,661	5,298,062
	PT Berlian Laju Tanker Tbk	54,456,800	10,801,773
	PT Bhakti Investama Tbk	31,933,500	467,060
	PT Branta Mulia Tbk	180,000	23,339
*	PT Budi Acid Jaya Tbk	6,410,000	79,774
*	PT Charoen Pokphand Indonesia Tbk	13,979,000	545,431
*	PT Ciputra Surya Tbk	1,000,000	71,671
	PT Clipan Finance Indonesia Tbk	12,461,000	472,590
*	PT Davomas Adabi Tbk	71,017,500	2,284,449
*	PT Delta Dunia Petronda Tbk	593,500	5,767
	PT Dynaplast Tbk	3,040,000	269,346
*	PT Ever Shine Textile Tbk	19,347,215	177,689
*	PT Great River International Tbk	1,788,000	88,869
	PT Gudang Garam Tbk	642,000	665,091
*	PT Hero Supermarket Tbk	220,000	140,248
	PT Indofood Sukses Makmur Tbk	25,723,500	2,625,892
	PT Indo-Rama Synthetics Tbk	7,901,320	385,865
	PT International Nickel Indonesia Tbk	7,522,000	16,101,700

	PT Jaya Real Property Tbk	5,189,500	$2,047,831
*	PT Karwell Indonesia Tbk	1,466,500	26,145
*	PT Kawasan Industry Jababeka Tbk	59,170,000	770,915
	PT Lautan Luas Tbk	7,721,000	388,825
	PT Matahari Putra Prima Tbk	15,085,500	1,177,594
	PT Mayorah Indah Tbk	8,497,572	940,480
	PT Medco Energi International Tbk	31,249,000	13,479,520
	PT Metrodata Electronics Tbk	18,582,000	141,367
*	PT Modern Photo Tbk	1,266,500	45,159
*	PT Mutlipolar Corporation Tbk	7,188,750	97,297
*	PT Panasia Indosyntec Tbk	403,200	17,971
	PT Panin Insurance Tbk	27,086,000	886,951
*	PT Petrosea Tbk	76,000	55,530
*	PT Polychem Indonesia Tbk	6,156,000	144,012
*	PT Samudera Indonesia Tbk	415,500	356,048
	PT Selamat Semp Tbk	10,624,000	372,114
	PT Semen Gresik Tbk	8,421,591	20,177,081
*	PT Sinar Mas Agro Resources & Technology Tbk	8,442,900	2,621,284
	PT Summarecon Agung Tbk	2,250,000	295,318
*	PT Sunson Textile Manufacturer Tbk	6,012,000	149,948
*	PT Suparma Tbk	3,995,345	86,605
*	PT Surya Dumai Industri Tbk	5,145,000	200,130
	PT Surya Toto Indonesia Tbk	46,400	30,081
	PT Tempo Scan Pacific Tbk	6,466,000	3,998,578
	PT Tigaraksa Satria Tbk	684,000	22,172
	PT Timah Tbk	5,855,000	1,225,559
	PT Trias Sentosa Tbk	29,527,200	417,085
*	PT Trimegah Sec Tbk	34,298,000	519,889
	PT Tunas Ridean Tbk	10,810,000	817,367
*	PT Ultrajaya Milk Industry & Trading Co. Tbk	13,717,500	399,813
	PT Unggul Indah Cahaya Tbk	371,435	121,905

TOTAL — INDONESIA			99,667,044

ISRAEL — (4.4%)
COMMON STOCKS — (4.4%)
*	Afcon Industries, Ltd.	2,102	10,940
	Albad Massuot Yitzhak, Ltd.	36,481	354,275
	American Israeli Paper Mills, Ltd.	23,254	1,081,320
*	Ashtrom Properties, Ltd.	171,400	107,348
	Azorim Investment Development & Construction Co., Ltd.	299,403	3,944,613
	Bank Hapoalim B.M.	8,089,710	37,615,522
	Bank Leumi Le-Israel	8,352,608	31,334,021
	Bank of Jerusalem, Ltd.	71,150	105,368
*	Baran Group, Ltd.	94,200	1,238,219
*	Blue Square Chain Stores Properties & Investments, Ltd.	33,400	328,831
	Clal Industries, Ltd.	773,796	3,988,803
*	Delta-Galil Industries, Ltd.	105,248	741,918
	Discount Investment Corp.	167,655	4,046,784
*	Discount Mortgage Bank, Ltd.	3,611	448,689
	Elbit Medical Imaging, Ltd.	168,210	4,188,276
*	Electra (Israel), Ltd.	13,319	1,406,413
*	Electra Consumer Products	63,603	420,105
	Elron Electronic Industries, Ltd.	202,296	2,079,178

*	Feuchtwanger Investments 1984, Ltd.	10,500	$28
*	First International Bank of Israel, Ltd.	550,597	1,450,238
*	First International Bank of Israel, Ltd. Par Value $0.05	294,660	4,027,141
*	Formula Systems (1985), Ltd.	93,700	1,110,319
*	Formula Vision Technologies, Ltd.	1,953	1,387
*	Granite Hacarmel Investments, Ltd.	142,500	207,444
*	GTC Real Estate NV	3,052	18,886
	IDB Development Corp., Ltd. Series A	217,003	7,166,050
	Industrial Building Corp., Ltd.	937,191	1,604,172
	Israel Cold Storage & Supply Co., Ltd.	7,000	50,885
	Israel Corp., Ltd. Series A	4,000	1,567,379
	Israel Petrochemical Enterprises, Ltd.	238,177	2,060,181
*	Israel Steel Mills, Ltd.	97,000	836
*	J.O.E.L. Jerusalem Oil Exploration, Ltd.	27,096	230,812
*	Kardan Israel, Ltd.	2,237	7,431
	Knafaim Arkia Holdings, Ltd.	117,857	1,277,684
*	Koor Industries, Ltd.	125,769	7,274,968
	Leader Holding & Investments, Ltd.	166,882	314,083
*	Liberty Properties, Ltd.	3,457	29,461
	Makhteshim-Agan Industries, Ltd.	227,355	1,311,978
	Merhav-Ceramic & Building Materials Center, Ltd.	36,232	79,430
*	Metalink, Ltd.	21,794	129,037
*	Middle East Tube Co., Ltd.	46,200	61,939
*	Miloumor, Ltd.	67,325	253,313
*	Minrav Holdings, Ltd.	2,000	90,545
*	Naphtha Israel Petroleum Corp.	407,900	114,389
*	OCIF Investments and Development, Ltd.	14,180	318,980
*	Otzar Hashilton Hamekomi, Ltd.	1,050	81,386
	Packer Plada, Ltd.	4,006	234,436
	Polgat Industries, Ltd. Series A	87,600	52,939
	Property and Building Corp., Ltd.	11,288	1,424,975
*	Scailex Corp., Ltd.	365,565	2,590,758
	Shrem Fudim Kelner & Co., Ltd.	101,645	340,413
	Suny Electronic Inc., Ltd.	129,761	509,016
*	Super-Sol, Ltd. Series B	793,301	2,309,275
*	Team Computer & Systems, Ltd.	7,900	118,399
*	The Israel Land Development Co., Ltd.	234,969	923,644
*	Tower Semiconductor, Ltd.	578,773	966,319
*	TTI Team Telecom International, Ltd. ADR	16,590	82,618
*	Union Bank of Israel, Ltd.	373,011	1,929,350
*	United Mizrahi Bank, Ltd.	1,263,799	7,757,010
	Urdan Industries, Ltd.	183,950	119,489
*	Ytong Industries, Ltd.	174,250	165,634
TOTAL COMMON STOCKS			143,805,280

RIGHTS/WARRANTS — (0.0%)
*	Global Trade Centre International Warrants 10/06/06	91	0

TOTAL — ISRAEL			143,805,280

MALAYSIA — (6.1%)
COMMON STOCKS — (6.1%)
*	A&M Realty Berhad	213,550	79,427

	ACP Industries Berhad	1,239,900	$294,959
*	Advance Synergy Berhad	641,000	34,610
	Advanced Synergy Capital Berhad	153,500	13,724
	Affin Holdings Berhad	7,359,600	3,448,053
	Aluminum Co. of Malaysia Berhad	250,000	100,590
*	AMBD Berhad	1,990,900	74,284
	AmInvestment Group Berhad	994,468	460,445
	AMMB Holdings Berhad	14,093,744	9,802,415
*	Ancom Berhad	393,750	71,124
	Ann Joo Resources Berhad	1,235,100	391,846
*	Antah Holding Berhad	306,000	20,226
	APM Automotive Holdings Berhad	1,024,700	759,535
	Apollo Food Holdings Berhad	198,400	136,117
*	Arab Malaysia Corp. Berhad	2,000,000	694,537
*	Asas Dunia Berhad	524,700	101,379
*	Asia Pacific Land Berhad	5,644,300	466,976
	Asiatic Development Berhad	3,959,500	3,360,066
	Avenue Assets Berhad	4,158,800	881,927
	Ayer Hitam Planting Syndicate Berhad	27,000	18,595
	Bandar Raya Developments Berhad	2,886,500	877,033
	Batu Kawan Berhad	1,212,300	2,673,979
*	Berjaya Capital Berhad	614,136	135,620
*	Berjaya Corp. Berhad	7,956,380	273,905
*	Berjaya Corp. Berhad ICULS	34,838,582	575,686
*	Berjaya Land Berhad	3,934,800	552,455
	Bernas Padiberas Nasional Berhad	3,139,700	1,323,023
	Bimb Holdings Berhad	1,029,800	323,950
	Bina Darulaman Berhad	118,000	27,815
	Binaik Equity Berhad	149,800	28,017
	Bolton Properties Berhad	1,107,100	229,104
	Boustead Holdings Berhad	3,078,700	1,552,260
	Boustead Properties Berhad	343,700	280,002
	Bumiputra-Commerce Asset Holdings Berhad	1,104,000	1,674,444
	Cahya Mata Sarawak Berhad	1,169,500	303,887
	Chemical Co. of Malaysia Berhad	311,000	262,176
	Chin Teck Plantations Berhad	296,600	433,494
	Choo Bee Metal Industries Berhad	235,700	103,404
*	Compugates Holdings Berhad	5,000	1,873
*	Cosway Corp. Berhad	854,100	168,909
*	Country Heights Holdings Berhad	174,000	31,167
	Courts Mammoth Berhad	1,280,000	366,608
	Cycle & Carriage Bintang Berhad	249,800	158,840
*	Damansara Realty Berhad	5,487,800	197,414
*	Datuk Keramik Holdings Berhad	127,000	1,574
	Dijaya Corp. Berhad	612,100	133,913
	DNP Holdings Berhad	166,000	27,479
	DRB-Hicom Berhad	6,126,600	2,911,026
*	Dunham-Bush (Malaysia) Berhad	128,115	53,160
	Eastern & Oriental Berhad	566,300	208,239
	Eastern Pacific Industrial Corp. Berhad	414,400	155,109
*	Ecofirst Consolidated Berhad	1,268,000	43,620
	Edaran Otomobil Nasional Berhad	1,327,100	976,394
*	Engtex Group Berhad	311,000	93,487
*	EON Capital Berhad	1,058,307	1,778,434

	Esso Malaysia Berhad	633,200	$417,204
*	Faber Group Berhad	170,300	29,576
	Far East Holdings Berhad	318,400	303,464
	Focal Aims Holdings Berhad	424,000	40,870
*	Fountain View Development Berhad	2,573,200	188,651
	Gamuda Berhad	4,853,400	4,606,730
	General Corp. Berhad	1,242,900	202,001
	Glomac Berhad	1,096,800	359,916
	Gold IS Berhad	1,287,600	447,574
	Golden Hope Plantations Berhad	5,066,550	6,143,804
*	Golden Plus Holdings Berhad	201,000	24,430
*	Gopeng Berhad	273,900	41,582
*	Grand United Holdings Berhad	451,100	37,434
*	Gula Perak Berhad	3,605,350	169,379
	GuocoLand (Malaysia) Berhad	4,944,641	1,057,232
	Guthrie Ropel Berhad	191,700	221,738
	Hap Seng Consolidated Berhad	1,499,200	771,512
	Highlands and Lowlands Berhad	3,550,100	4,050,211
*	HIL Industries Berhad	373,285	34,033
*	Ho Hup Construction Co. Berhad	175,100	29,267
*	Ho Wah Genting Berhad	369,000	21,491
	Hong Leong Credit Berhad	1,191,937	1,503,405
	Hong Leong Industries Berhad	904,400	914,061
	Hume Industries (Malaysia) Berhad	389,967	321,094
	Hwang-DBS (Malaysia) Berhad	775,000	327,896
	IGB Corp. Berhad	9,267,800	3,600,568
	IJM Corp. Berhad	3,810,000	5,774,776
*	IJM Plantations Berhad	204,400	80,021
*	Insas Berhad	2,012,100	172,503
	Integrated Logistics Berhad	900,000	485,503
	IOI Properties Berhad	13,600	30,737
	Island & Peninsular Berhad	3,153,923	1,164,144
*	Jaks Resources Berhad	2,292,000	332,500
	Jaya Tiasa Holdings Berhad	1,128,700	775,342
	Jerneh Asia Berhad	265,700	147,724
*	Johan Holdings Berhad	228,000	7,535
	Johor Land Berhad	247,940	54,906
*	K & N Kenanga Holdings Berhad	1,454,300	260,952
	Keck Seng (Malaysia) Berhad	1,174,800	1,016,710
*	Kejora Harta Berhad	2,144,100	277,747
	Kian Joo Can Factory Berhad	1,147,200	932,703
*	KIG Glass Industrial Berhad	260,000	2,148
	Kim Hin Industry Berhad	325,900	125,014
	Kim Loong Resources Berhad	113,000	42,038
*	KLCC Property Holdings Berhad	3,936,000	2,277,424
	KPJ Healthcare Berhad	597,300	260,141
	KrisAssets Holdings Berhad	368,377	258,706
	Kuala Lumpur Kepong Berhad	3,820,500	10,629,099
*	Kub Malaysia Berhad	4,595,400	552,193
	Kulim Malaysia Berhad	1,295,725	1,128,811
*	Kumpulan Europlus Berhad	3,428,300	303,363
	Kwantas Corp. Berhad	123,000	131,647
*	Land & General Berhad	7,131,600	355,797
	Landmarks Berhad	2,886,300	899,911

*	Leader Universal Holdings Berhad	4,214,433	$460,381
	Leong Hup Holdings Berhad	1,469,800	728,298
*	Lien Hoe Corp. Berhad	654,850	46,024
	Lingui Development Berhad	2,774,700	742,078
	Lion Diversified Holdings Berhad	2,683,300	2,961,901
	Lion Industries Corp. Berhad	3,771,381	1,272,628
*	London Biscuits Berhad	138,100	66,594
	Malayan Cement Berhad	67,500	14,034
	Malaysia Building Society Berhad	263,000	49,214
	Malaysia Industrial Development Finance Berhad	5,266,200	1,556,342
	Malaysian Airlines System Berhad	469,300	380,102
	Malaysian Bulk Carriers Berhad	1,444,300	818,934
	Malaysian Mosaics Berhad	1,968,000	900,109
	Malaysian National Reinsurance Berhad	969,600	1,026,068
	Malaysian Plantations Berhad	4,810,000	2,794,401
*	Malaysian Resources Corp. Berhad	8,633,100	1,704,811
	MBM Resources Berhad	416,233	332,558
*	Meda, Inc. Berhad	650,100	23,409
	Mega First Corp. Berhad	448,000	123,457
	Melewar Industrial Group Berhad	768,000	233,164
	Mentakab Rubber Co. (Malaya) Berhad	1,100	489
	Merge Housing Berhad	58,952	13,035
	Metro Kajang Holdings Berhad	535,333	124,044
*	Metroplex Berhad	817,000	12,375
	Mieco Chipboard Berhad	732,600	207,960
	MK Land Holdings Berhad	3,938,100	701,057
	MMC Corp. Berhad	6,727,400	6,187,555
	MTD Infraperdana Berhad	5,891,300	1,656,560
	Muda Holdings Berhad	706,000	69,247
	Muhibbah Engineering Berhad	852,000	328,655
*	MUI Properties Berhad	1,314,000	101,511
*	Mulpha International Berhad	9,460,400	3,051,865
*	Multi-Purpose Holdings Berhad	1,974,000	465,569
	Mutiara Goodyear Development Berhad	247,900	28,033
	MWE Holdings Berhad	458,000	80,817
	Mycron Steel Berhad	119,750	24,790
	Naluri Berhad	2,430,100	354,896
*	Nam Fatt Berhad	286,100	29,617
	Narra Industries Berhad	154,200	55,286
	NCB Holdings Berhad	2,363,700	1,726,140
	Negri Sembilan Oil Palms Berhad	167,600	124,477
	New Straits Times Press (Malaysia) Berhad	1,185,400	543,246
	Nylex (Malaysia) Berhad	307,250	85,514
	Oriental Holdings Berhad	2,837,416	3,047,572
	Oriental Interest Berhad	170,000	62,395
	OSK Holdings Berhad	4,153,818	1,406,581
	OSK Property Holdings Berhad	186,678	64,005
	P.I.E. Industrial Berhad	254,300	168,107
	Pacific & Orient Berhad	253,169	124,115
*	Pacificmas Berhad	55,900	93,722
*	Pan Malaysia Cement Works Berhad	1,271,800	135,051
	Panasonic Manufacturing Malaysia Berhad	294,980	768,420
*	Paracorp Berhad	252,000	4,356
	Paramount Corp. Berhad	203,900	120,194

	PBA Holdings Berhad	1,502,500	$538,435
	Petaling Garden Berhad	871,000	376,500
	Petronas Dagangan Berhad	332,800	374,446
*	Pilecom Engineering Berhad	105,000	2,458
	PJ Development Holdings Berhad	1,043,900	120,979
	PK Resources Berhad	25,000	3,646
	Pos Malaysia & Services Holdings Berhad	2,929,100	3,470,270
	PPB Group Berhad	6,613,166	7,541,927
*	Premium Nutrients Berhad	513,100	29,876
*	Prime Utilities Berhad	46,000	5,102
*	Promet Berhad	140,000	0
	Proton Holdings Berhad	2,887,500	4,613,687
	Pulai Springs Berhad	159,800	59,882
	Ranhill Berhad	3,302,600	1,223,001
*	RB Land Holdings Berhad	327,900	50,716
*	RHB Capital Berhad	11,729,900	8,118,208
	Road Builders (Malaysia) Holdings Berhad	4,667,400	2,845,571
*	Salcon Berhad	287,000	39,580
	Sapura Resources Berhad	286,800	28,147
	Sapura Telecommunications Berhad	155,152	35,135
	Sarawak Enterprise Corp. Berhad	4,271,000	1,449,026
	Sarawak Oil Palms Berhad	139,500	72,670
	Scientex, Inc. Berhad	116,000	87,848
	Selangor Dredging Berhad	619,000	65,843
	Shangri-La Hotels (Malaysia) Berhad	706,000	286,152
	SHL Consolidated Berhad	943,700	298,661
*	Silverstone Corp. Berhad	8,690	383
	Sime Darby Berhad	355,980	583,720
*	Sime Engineering Services Berhad	222,000	72,293
*	South East Asia Lumber, Inc. Berhad	228,800	20,179
	Southern Acids (Malaysia) Berhad	44,000	20,225
	Southern Bank Berhad (Foreign)	1,854,950	2,172,214
	Southern Steel Berhad	689,100	188,288
	Store Corp. Berhad	124,630	96,304
	Subur Tiasa Holdings Berhad	438,600	387,104
*	Sumatec Resources Berhad	921,700	198,370
	Sunrise Berhad	2,806,300	1,276,572
	Sunway City Berhad	2,117,100	1,051,785
	Sunway Holdings, Inc. Berhad	3,973,600	515,575
	Suria Capital Holdings Berhad	1,181,600	159,674
	TA Enterprise Berhad	8,319,300	1,664,999
*	Talam Corp. Berhad	139,050	7,506
*	Tamco Corp. Holdings Berhad	219,500	16,627
	Tan Chong Motor Holdings Berhad	3,790,700	1,555,493
	Tekala Corp. Berhad	337,700	81,917
	TH Group Berhad	1,014,100	156,794
*	Time Dotcom Berhad	8,911,700	1,640,153
	Tiong Nam Transport Holdings Berhad	171,500	29,887
	Tradewinds (Malaysia) Berhad	782,900	550,526
*	Tradewinds Corp. Berhad	4,784,300	928,427
	Tradewinds Plantation Berhad	464,000	210,851
*	Trengganu Development & Management Berhad	534,400	105,927
	Tronoh Mines Malaysia Berhad	508,500	582,961
	UAC Berhad	49,800	64,415

	UDA Holdings Berhad	1,642,300	$963,844
	UEM World Berhad	5,673,800	2,755,732
	UMW Holdings Berhad	3,008,943	6,136,595
	Unico-Desa Plantations Berhad	4,007,420	546,602
	Unisem (M) Berhad	2,969,100	1,228,751
	United Malacca Rubber Estates Berhad	369,400	456,177
	United Plantations Berhad	821,200	1,719,450
*	Utama Banking Group Berhad	955,000	170,587
	VS Industry Berhad	503,800	201,230
	Warisan TC Holdings Berhad	109,850	51,184
	Worldwide Holdings Berhad	515,700	277,288
	WTK Holdings Berhad	820,300	926,364
	Yeo Hiap Seng (Malaysia) Berhad	296,100	163,086
	YTL Corp. Berhad	3,174,200	4,371,191
	Yu Neh Huat Berhad	748,600	259,959
TOTAL COMMON STOCKS			199,000,291

PREFERRED STOCKS — (0.0%)
*	Malayan United Industries Berhad A1 08/03/13	1,526,067	42,029
*	Malayan United Industries Berhad A2 08/03/13	1,526,067	37,826
TOTAL PREFERRED STOCKS			79,855

RIGHTS/WARRANTS — (0.0%)
*	Melewar Industrial Group Berhad Warrants 06/14/10	95,800	5,277
*	Mieco Chipboard Berhad Warrants 04/21/09	76,000	6,489
*	Sarawak Oil Palms Berhad Warrants 01/19/11	23,250	3,586
TOTAL RIGHTS/WARRANTS			15,352

TOTAL — MALAYSIA			199,095,498

MEXICO — (7.0%)
COMMON STOCKS — (7.0%)
	Alfa S.A. de C.V. Series A	5,405,364	24,779,946
*	Cintra S.A. de C.V.	85,000	26,377
*	Consorcio Hogar S.A. de C.V. Series B	540,200	224,786
	Controladora Comercial Mexicana S.A. de C.V. Series B	7,880,200	12,331,266
*	Corporacion Interamericana de Entramiento S.A. de C.V. Series B	1,671,586	3,091,764
	Corporacion Mexicana de Restaurantes S.A. de C.V. Series B	3,689	846
	Corporativo Fragua S.A. de C.V. Series B	70	370
*	Desc S.A. de C.V. Series B	1,747,367	1,647,544
	El Puerto de Liverpool S.A. de C.V. Series 1	20,000	44,080
	El Puerto de Liverpool S.A. de C.V. Series C1	328,600	724,235
	Embotelladora Arca S.A. de C.V., Mexico	458,003	1,122,497
*	Empaques Ponderosa S.A. de C.V. Series B	90,000	7,141
*	Empresas ICA S.A. de C.V	3,228,700	10,389,452
*	Fomento Economico Mexicano S.A. de C.V. Series B & D	488,000	4,187,344
	Gruma S.A. de C.V. Series B	3,347,050	8,344,757
	Grupo Aeroporturio del Sureste S.A. de C.V.	92,600	313,565
	Grupo Carso S.A. de C.V. Series A-1	13,173,051	27,639,832
	Grupo Cementos de Chihuahua S.A. de C.V.	2,692,992	8,653,756
	Grupo Continental S.A. de C.V.	1,444,500	2,349,557
	Grupo Corvi S.A. de C.V. Series L	284,000	79,619

	Grupo Financiero Inbursa S.A. de C.V. Series O	6,727,615	$9,667,647
*	Grupo Gigante S.A. de C.V. Series B	324,076	174,566
*	Grupo Herdez S.A. de C.V.	319,000	222,453
	Grupo Industrial Maseca S.A. de C.V. Series B	2,771,700	1,527,208
*	Grupo Industrial Saltillo S.A. de C.V.	1,246,869	1,198,173
*	Grupo Iusacell S.A. de C.V.	143,500	506,039
*	Grupo Nutrisa S.A. de C.V.	428	377
	Grupo Posadas S.A. de C.V. Series L	356,000	272,893
*	Grupo Qumma S.A. de C.V. Series B	5,301	84
*	Impulsora del Desarrollo Economico de America Latina S.A. de C.V.	6,727,615	5,160,033
	Industrias Bachoco S.A. de C.V. (Certificate Representing Series B and Series L)	411,800	1,365,043
	Industrias Penoles S.A. de C.V.	1,277,400	8,671,410
*	Industrias S.A. de C.V. Series B	3,182,752	8,030,535
*	Jugos del Valle S.A. de C.V. Series B	213,600	442,528
	Nueva Grupo Mexico S.A. de C.V. Series B	21,343,635	60,589,354
	Organizacion Soriana S.A. de C.V. Series B	5,249,700	22,677,889
*	Promotora y Operadora de Infraestructura S.A. de C.V.	152,065	118,644
*	Sanluis Corporacion S.A. de C.V. Series A	2,400	952
*	Sanluis Corporacion S.A. de C.V. Series C & Series B	3,376	1,515
*	Savia S.A. de C.V.	3,457,285	243,836
*	US Commercial Corp. S.A. de C.V.	271,000	63,312
	Vitro S.A. de C.V.	2,699,100	2,093,986

TOTAL — MEXICO			228,987,211

PHILIPPINES — (1.3%)
COMMON STOCKS — (1.3%)
	Aboitiz Equity Ventures, Inc.	5,782,000	636,011
	Alaska Milk Corp.	7,953,000	468,063
*	Alsons Consolidated Resources, Inc.	16,904,000	171,214
*	Bacnotan Consolidated Industries, Inc.	1,696,970	304,609
*	Belle Corp.	30,800,000	681,853
*	Cebu Holdings, Inc.	7,763,250	319,497
*	Digital Telecommunications (Philippines), Inc.	131,630,000	3,194,911
*	DMCI Holdings, Inc.	1,226,000	89,781
*	Equitable PCI Bank, Inc.	2,841,900	3,920,797
*	Export & Industry Bank, Inc.	14,950	116
*	Fil-Estate Land, Inc.	3,196,340	31,753
*	Filinvest Development Corp.	5,283,500	326,700
*	Filinvest Land, Inc.	189,880,125	5,059,735
*	Filipina Water Bottling Corp.	5,471,786	0
	First Philippines Holdings Corp.	887,600	791,599
*	Kuok Philippine Properties, Inc.	4,300,000	16,898
	Megaworld Properties & Holdings, Inc.	215,844,000	6,384,840
	Metro Bank and Trust Co.	1,511,220	1,032,576
*	Mondragon International Philippines, Inc.	2,464,000	5,822
	Petron Corp.	15,160,000	1,221,381
*	Philippine National Bank	3,619,900	2,337,364
*	Philippine National Construction Corp.	398,900	19,227
*	Philippine Realty & Holdings Corp.	20,930,000	115,148
	Philippine Savings Bank	1,232,313	923,326
*	Prime Media Holdings, Inc.	409,000	8,040
*	Prime Orion Philippines, Inc.	14,400,000	49,370
*	RFM Corp.	2,488,200	32,641

	Robinson’s Land Corp. Series B	16,019,000	$3,341,962
	Security Bank Corp.	2,713,200	2,545,153
	SM Development Corp.	21,996,400	686,197
*	Solid Group, Inc.	19,668,000	205,176
	Soriano (A.) Corp.	20,195,000	1,358,595
	Union Bank of the Philippines	547,400	489,419
	Universal Robina Corp.	18,561,345	6,604,547

TOTAL — PHILIPPINES			43,374,321

POLAND — (3.6%)
COMMON STOCKS — (3.6%)
	Agora SA	253,557	3,103,467
*	Amica Wronki SA	174,355	1,181,307
*	Bank Millennium SA	6,521,691	12,051,242
	Bank Przemyslowo Handlowy BPH SA	9,050	2,030,321
*	Budimex SA	127,353	2,110,709
	Debica SA	78,669	1,506,700
*	Echo Investment SA	16,115	1,272,317
*	Elektrobudowa SA	31,748	532,235
	Fabryki Mebli Forte SA	63,159	281,357
	Grupa Kety SA	45,647	1,871,286
*	Huta Ferrum SA	4,233	17,396
	Impexmetal SA	241,068	10,123,219
*	Kredyt Bank SA	65,207	318,353
*	Kroscienskie Huty Szkla Krosno SA	55,675	123,443
	Lentex SA	79,285	970,104
*	Mostostal Export SA	654,595	479,274
*	Mostostal Warszawa SA	366,600	2,024,285
*	Mostostal Zabrze Holding SA	140,376	109,181
	Netia Holdings SA	3,117,643	4,617,699
	Orbis SA	668,253	9,386,590
	Polski Koncern Naftowy Orlen SA	3,223,851	56,663,474
	Prokom Software SA	63,131	2,586,275
*	Prosper SA	27,066	144,578
*	Raciborska Fabryka Kotlow SA	291,972	2,438,908
*	Stalexport SA	460,000	358,173

TOTAL — POLAND			116,301,893

SOUTH AFRICA — (11.4%)
COMMON STOCKS — (11.4%)
	ABSA Group, Ltd.	898,244	14,827,803
	Advtech, Ltd.	620,958	226,052
	Aeci, Ltd.	367,392	3,187,435
	Afgri, Ltd.	1,376,115	1,259,026
*	African Rainbow Minerals, Ltd.	1,038,945	7,545,490
	AG Industries, Ltd.	600,361	313,973
	Alexander Forbes, Ltd.	967,266	2,016,912
	Allied Electronics Corp., Ltd.	401,440	1,737,808
	Argent Industrial, Ltd.	224,277	440,119
*	AST Group, Ltd.	740,636	60,645
	Aveng, Ltd.	1,612,611	5,282,907
	AVI, Ltd.	1,065,161	2,445,807

	Barloworld, Ltd.	1,101,191	$18,688,652
*	Bell Equipment, Ltd.	356,731	619,947
	Business Connexion Group	465,381	573,519
	Bytes Technology Group, Ltd.	314,654	571,156
	Capitec Bank Holdings, Ltd.	171,133	792,230
	Caxton & CTP Publishers & Printers, Ltd.	1,693,506	3,640,039
	City Lodge Hotels, Ltd.	21,170	163,535
*	Corpgro, Ltd.	579,166	0
	Datacentrix Holdings, Ltd.	384,616	174,199
*	Datatec, Ltd.	859,022	3,827,583
	Delta Electrical Industries, Ltd.	185,990	511,230
*	Dimension Data Holdings PLC	3,977,377	3,133,375
	Distell Group, Ltd.	668,065	3,525,745
	Dorbyl, Ltd.	105,718	205,189
	Ellerine Holdings, Ltd.	605,945	7,384,188
	Enviroserv Holdings, Ltd.	259,484	238,379
	Gold Reef Casino Resorts, Ltd.	344,218	752,792
	Group Five, Ltd.	258,794	1,094,937
*	Harmony Gold Mining Co., Ltd.	1,528,002	21,712,855
	Highveld Steel & Vanadilum Corp., Ltd.	268,788	2,876,699
	Hudaco Industries, Ltd.	115,536	755,926
	Iliad Africa, Ltd.	76,658	136,768
	Illovo Sugar, Ltd.	1,015,749	3,021,297
	Imperial Holdings, Ltd.	349,923	7,483,135
	Investec, Ltd.	199,533	10,193,019
*	JCI, Ltd.	4,289,448	101,883
	JD Group, Ltd.	253,440	2,976,869
	Johnic Communications, Ltd.	391,810	3,372,701
	Liberty Group, Ltd.	1,494,978	17,125,522
*	M Cubed Holdings, Ltd.	1,850,526	101,616
	Medi-Clinic Corp., Ltd.	1,225,730	3,550,566
	Metair Investment, Ltd.	25,609	873,391
*	Metorex, Ltd.	610,501	930,255
	Metropolitan Holdings, Ltd.	3,345,387	6,246,432
	Mittal Steel South Africa, Ltd.	2,388,294	22,335,659
	Murray & Roberts Holdings, Ltd.	1,024,849	3,732,221
	Mvelaphanda Group, Ltd.	533,601	670,224
	Nampak, Ltd.	2,316,402	5,968,147
	Nedbank Group, Ltd.	2,021,460	34,587,131
	New Clicks Holdings, Ltd.	1,571,547	2,193,799
*	New Corpcapital, Ltd.	579,166	18,886
	Northam Platinum, Ltd.	830,061	4,526,117
	Nu-World Holdings, Ltd.	82,218	427,426
	Oceana Group, Ltd.	407,669	938,559
	Old Mutual PLC	10,274,412	31,941,146
	Omnia Holdings, Ltd.	143,874	951,071
*	Palabora Mining Co., Ltd.	69,265	421,093
	Peregrine Holdings, Ltd.	770,533	1,029,917
	Prism Holdings, Ltd.	458,100	77,063
	PSG Group, Ltd.	278,342	793,304
	Rainbow Chicken, Ltd.	1,113,475	1,683,059
*	Randgold & Exploration Co., Ltd.	256,811	339,301
	Redefine Income Fund, Ltd.	83,325	71,724
	Sanlam, Ltd.	10,756,714	24,473,035

	Santam, Ltd.	476,930	$5,218,786
	Sappi, Ltd.	1,124,613	13,963,400
	Steinhoff International Holdings, Ltd.	4,600,555	14,672,577
	Sun International, Ltd.	190,655	2,414,696
	Super Group, Ltd.	632,656	1,023,725
	Telkom South Africa, Ltd.	770,894	16,392,966
	Tiger Wheels, Ltd.	264,796	869,079
	Tongaat-Hulett Group, Ltd.	538,741	7,364,392
	Trans Hex Group, Ltd.	326,518	512,079
	Trencor, Ltd.	666,282	2,567,584
	UCS Group, Ltd.	887,793	277,138
	Unitrans, Ltd.	165,695	1,033,268
	Value Group, Ltd.	623,403	296,672
*	Western Areas, Ltd.	424,500	2,636,311

TOTAL — SOUTH AFRICA			373,121,161

SOUTH KOREA — (12.4%)
COMMON STOCKS — (12.4%)
	Aekyung Petrochemical Co., Ltd.	10,140	161,640
*	Anam Electronics Co., Ltd.	15,060	45,487
	Asia Cement Manufacturing Co., Ltd.	10,728	445,925
*	Asia Paper Manufacturing Co., Ltd.	11,450	99,374
	AUK Corp.	40,090	105,363
	Baiksan Co., Ltd.	41,550	67,302
*	Bohae Brewery Co., Ltd.	4,010	106,102
*	Bong Shin Co., Ltd.	37,790	99,159
	Boo Kook Securities Co., Ltd.	17,385	256,809
*	Boryung Pharmaceutical Co., Ltd.	6,010	211,498
	BYC Co., Ltd.	810	107,013
*	Byuck San Corp.	10,472	149,451
	Byuck San Engineering and Construction Co., Ltd.	87,860	675,046
*	Cambridge Members Co., Ltd.	5,780	102,129
	Capro Corp.	82,410	188,734
	Cheil Industrial, Inc.	95,804	3,365,514
*	Cho Kwang Leather Co., Ltd.	13,660	72,458
*	Cho Kwang Paint Co., Ltd.	24,260	73,225
	Choil Aluminum Manufacturing Co., Ltd.	13,190	109,154
	Chon Bang Co., Ltd.	2,520	83,985
	Chosun Refractories Co., Ltd.	7,370	386,068
	CJ Corp.	1,367	157,871
*	CKD Bio Corp.	9,469	49,525
*	Comtec Systems Co., Ltd.	75,460	78,510
*	Cosmochemical Co., Ltd.	21,790	84,430
	D.I Corp.	65,430	128,044
	Dacom Corp.	63,060	1,119,851
	Dae Chang Industrial Co.	6,170	38,186
	Dae Dong Industrial Co., Ltd.	9,670	110,054
*	Dae Hyun Co., Ltd.	95,610	112,356
*	Dae Sang Corp.	52,594	815,857
	Dae Won Kang Up Co., Ltd.	13,100	258,305
*	Dae Young Packaging Co., Ltd.	356,210	62,024
*	Dae Yu Co., Ltd.	25,070	47,987
	Daeduck Electronics Co., Ltd.	58,160	498,006

	Daeduck Industries Co., Ltd.	44,490	$423,156
	Daegu Bank Co., Ltd.	193,922	3,177,639
	Daehan Fire & Marine Insurance Co, Ltd.	63,050	124,141
	Daehan Flour Mills Co., Ltd.	3,075	426,985
*	Daehan Pulp Co., Ltd.	37,630	166,601
	Daehan Synthetic Fiber Co., Ltd.	2,000	174,389
*	Daekyung Machinery & Engineering Co., Ltd.	11,150	133,071
	Daelim Industrial Co., Ltd.	70,240	5,093,164
	Daelim Trading Co., Ltd.	42,312	216,081
*	Daesang Farmsco	42,230	94,644
*	Daesang Holdings Co., Ltd.	33,096	171,692
	Daesung Industrial Co., Ltd.	9,730	661,801
*	Daewon Pharmaceutical Co., Ltd.	12,880	100,245
*	Daewoo Electronic Components Co., Ltd.	565	29,932
	Daewoo Engineering & Construction Co., Ltd.	819,780	11,918,650
	Daewoo Motor Sales Corp.	61,560	1,417,633
	Daewoong Co., Ltd.	12,340	224,362
	Dahaam E-Tec Co., Ltd.	5,985	163,843
	Daishin Securities Co., Ltd.	103,481	1,942,892
	Daiyang Metal Co., Ltd.	40,000	51,412
*	Daou Technology, Inc.	93,660	608,858
	DC Chemical Co., Ltd.	38,990	1,455,773
*	Digital Power Communications Co., Ltd.	77,520	88,790
	Dong Ah Tire Industrial Co., Ltd.	51,594	314,772
*	Dong Hai Pulp Co., Ltd.	14,310	36,089
	Dong IL Rubber Belt Co., Ltd.	24,560	70,986
	Dong Wha Pharmaceutical Industries Co.	5,167	148,567
*	Dong Won Co., Ltd.	5,520	55,944
	Dong Yang Department Store Co., Ltd.	9,000	158,057
*	Dongbang Agro Co., Ltd.	25,810	99,213
*	Dongbang Transport Logistics Co., Ltd.	7,580	129,160
	Dongbu Corp.	46,410	938,928
	Dongbu Hannong Chemical Co., Ltd.	14,890	346,226
	Dongbu Securities Co., Ltd.	23,142	234,119
	Dongbu Steel Co., Ltd.	56,208	464,023
*	DongbuElectronics Co., Ltd.	625,615	1,311,893
	Dong-Il Corp.	4,310	272,293
	Dongkook Industries Co., Ltd.	1,620	11,153
	Dongkuk Steel Mill Co., Ltd.	155,862	2,733,157
	Dongsu Industrial Co., Ltd.	16,170	386,010
	Dongsung Chemical Co., Ltd.	9,530	79,230
*	Dongsung Pharmaceutical Co., Ltd.	6,400	49,672
	Dongwon F&B Co., Ltd.	6,666	420,937
	Dongwon Industries Co., Ltd.	7,116	211,016
	Dongyang Engineering & Construction Corp.	5,077	231,550
	Dongyang Express Bus Corp.	1,522	24,022
	Dongyang Mechatronics Corp.	35,960	136,150
*	Doosan Corp.	47,020	1,466,967
	Doosan Heavy Industries & Construction Co., Ltd.	400,500	12,321,974
*	Doosan Industrial Development Co., Ltd.	193,240	1,899,238
	DPI Co., Ltd.	41,490	363,234
	Duck Yang Industry Co., Ltd.	4,000	37,828
*	Ducsung Co., Ltd.	31,950	149,515
*	Eagon Industrial Co., Ltd.	8,620	142,637

*	Enex Co., Ltd.	5,960	$ 43,902
	F&F Co., Ltd.	32,520	156,057
*	First Fire & Marine Insurance Co., Ltd.	56,480	232,803
	Fursys, Inc.	24,120	780,550
	Gaon Cable Co., Ltd.	7,950	146,694
	Global & Yuasa Battery Co., Ltd.	11,600	72,271
	Green Cross Corp.	10,540	632,774
	GS Engineering & Construction Corp.	104,882	7,360,243
	GS Holdings Corp.	157,000	4,670,519
*	H.S. Industries Co., Ltd.	5,690	49,540
	Hae In Co., Ltd.	23,550	89,826
	Halla Engineering & Construction Corp.	18,270	488,932
	Han Kuk Carbon Co., Ltd.	25,070	138,862
	Han Wha Corp.	146,740	3,915,375
	Han Yang Securities Co., Ltd.	24,940	216,746
	Hana Securities Co., Ltd.	40,790	576,193
	Handok Pharmaceuticals Co., Ltd.	18,150	259,120
	Handsome Corp.	35,380	632,072
	Hanil Cement Manufacturing Co., Ltd.	18,013	1,281,829
*	Hanil Construction Co., Ltd.	15,060	222,072
	Hanil E-Wha Co., Ltd.	79,730	166,565
	Hanil Iron & Steel Co., Ltd.	1,815	35,185
	Hanjin Heavy Industry Co., Ltd.	165,520	4,441,605
	Hanjin Shipping Co., Ltd.	77,100	1,865,363
	Hanjin Transportation Co., Ltd.	23,460	682,129
	Hankook Cosmetics Co., Ltd.	30,000	77,943
	Hankook Tire Manufacturing Co., Ltd.	150,550	2,029,904
	Hankuk Electric Glass Co., Ltd.	23,010	623,269
	Hankuk Glass Industries, Inc.	22,200	757,226
	Hankuk Paper Manufacturing Co., Ltd.	9,800	331,776
*	Hanmi Capital Co., Ltd.	33,570	290,496
	Hansae Co., Ltd.	4,389	82,718
	Hansol Chemical Co., Ltd.	21,407	181,122
	Hansol Paper Co., Ltd.	102,044	1,154,210
	Hanssem Co., Ltd.	49,690	417,681
*	Hansung Enterprise Co., Ltd.	9,410	51,032
	Hanwha Chemical Corp.	246,060	2,571,703
	Hanwha Securities Co., Ltd.	78,810	681,618
	Histeel Co., Ltd.	1,188	16,879
*	Hi-Tron Systems, Inc.	11,660	52,483
	Honam Petrochemical Corp.	25,470	1,316,933
	Hotel Shilla, Ltd.	111,810	1,816,668
	HS R&A Co., Ltd.	12,680	178,384
	Huchems Fine Chemical Corp.	45,340	370,788
*	Huneed Technologies Co., Ltd.	90,030	83,340
	Husteel Co., Ltd.	14,260	178,600
	Hwa Sung Industrial Co.	26,510	356,768
*	Hwacheon Machinery Works Co., Ltd.	4,490	73,198
	Hwashin Co., Ltd.	59,700	169,569
*	Hyosung T & C Co., Ltd.	72,817	1,247,428
	Hyundai Cement Co., Ltd.	15,435	511,362
	Hyundai Department Store H & S Co., Ltd.	11,372	792,023
	Hyundai Heavy Industries Co., Ltd.	189,160	19,233,901
	Hyundai Hysco	170,820	2,083,171

	Hyundai Merchant Marine Co., Ltd.	193,270	$ 3,926,530
	Hyundai Motor Co., Ltd.	446,030	34,460,404
	Hyundai Pharmaceutical Ind. Co., Ltd.	4,200	103,331
	Hyundai Securities Co., Ltd.	249,730	3,076,584
	Hyundai Steel Co.	235,930	8,474,484
	Il Dong Pharmaceutical Co., Ltd.	5,840	230,418
*	Il Sung Construction Co., Ltd.	7,660	62,044
	Iljin Diamond Co., Ltd.	11,368	214,284
*	Iljin Display Co., Ltd.	5,361	72,518
	Iljin Electric, Ltd.	75,110	236,833
	Ilshin Spinning Co., Ltd.	5,070	210,318
	Ilsung Pharmaceutical Co., Ltd.	3,990	250,141
	ISU Chemical Co., Ltd.	14,350	121,370
	Isupetasys Co., Ltd.	62,960	121,134
	Jahwa Electronics Co., Ltd.	37,560	278,659
*	Jeil Mutual Savings Bank	14,870	109,165
	Jeil Pharmaceutical Co.	22,200	129,888
	Jeonbuk Bank, Ltd.	71,281	623,567
*	Jindo Corp.	30,230	126,712
*	Jinro, Ltd.	407	19,367
	Joongang Construction Co., Ltd.	12,490	221,215
	K.C. Tech Co., Ltd.	15,390	61,331
	KCC Corp.	29,050	6,622,687
	Keang Nam Enterprises Co., Ltd.	27,222	302,709
	KEC Corp.	155,000	268,149
	Keyang Electric Machinery Co., Ltd.	71,760	131,634
	KG Chemical Corp.	18,233	123,283
	Kia Motors Corp.	899,680	15,321,959
	KISWIRE, Ltd.	21,294	541,323
	Kodenshi Korea Corp.	59,410	131,200
*	KOJE Co., Ltd.	9,110	66,860
	Kolon Chemical Co., Ltd.	20,220	272,789
*	Kolon Industries, Inc.	35,969	414,402
*	Korea Automotive Systems Co., Ltd.	10,160	210,507
	Korea Cast Iron Pipe Co., Ltd.	44,688	168,282
	Korea Circuit Co.	31,660	163,118
*	Korea Cottrell Co., Ltd.	2,040	93,798
*	Korea Data Systems Co., Ltd.	32,660	43,350
	Korea Development Co., Ltd.	23,520	639,989
	Korea Development Leasing Corp.	6,348	332,071
	Korea Electric Terminal Co., Ltd.	19,740	302,065
*	Korea Fine Chemical Co., Ltd.	10,620	148,878
	Korea Flange Co., Ltd.	10,290	128,718
	Korea Investment Holdings Co., Ltd.	116,926	3,903,387
	Korea Iron & Steel Co., Ltd.	25,230	980,446
	Korea Komho Petrochemical Co., Ltd.	61,750	1,833,774
	Korea Line Corp.	20,600	571,349
	Korea Mutual Savings Bank	14,910	263,579
	Korea Petrochemical Industry Co., Ltd.	12,300	325,561
	Korea Polyol Co., Ltd.	11,768	486,313
	Korea Zinc Co., Ltd.	52,610	4,675,695
	Korean Air Co., Ltd.	203,658	7,348,194
	Korean Air Terminal Service Co., Ltd.	6,450	165,720
*	Korean French Banking Corp.	130,960	192,529

*	KP Chemical Corp.	201,976	$976,651
	KT Freetel, Ltd.	81,000	2,890,089
*	KTB Network, Ltd.	135,720	695,308
	Kukdo Chemical Co., Ltd.	8,710	149,319
	Kumho Industrial Co., Ltd.	99,300	2,285,344
*	Kumkang Industrial Co., Ltd.	11,170	87,783
	Kunsul Chemical Industrial Co., Ltd.	12,700	173,129
	Kwang Dong Pharmaceutical Co., Ltd.	114,660	395,716
*	Kwang Myung Electric Engineering Co., Ltd.	73,390	60,779
	Kyeryong Construction Industrial Co., Ltd.	17,500	678,397
	Kyobo Securities Co., Ltd.	76,680	700,724
	Kyong Dong Boiler Co., Ltd.	3,450	70,217
*	Kyungbang Co., Ltd.	1,856	274,462
*	Leeku Industrial Co., Ltd.	4,040	55,413
	LG Chemical, Ltd.	26,500	1,071,835
	LG Corp.	129,850	4,192,222
	LG International Corp.	117,374	2,830,833
	LG Petrochemical Co., Ltd.	80,560	1,636,768
	Lotte Chilsung Beverage Co., Ltd.	780	979,721
	Lotte Confectionary Co., Ltd.	1,170	1,420,034
	Lotte Sam Kang Co., Ltd.	2,460	492,864
	LS Cable, Ltd.	81,160	2,758,235
	Meritz Fire Marine Insurance	168,100	1,015,400
	Meritz Securities Co., Ltd.	73,900	462,577
*	Mi Chang Oil Industrial Co., Ltd.	3,650	62,474
	Motonic Corp.	640	24,767
	Namhae Chemical Corp.	105,810	272,212
*	Namsun Aluminum Co., Ltd.	14,470	46,255
	Namyang Dairy Products Co., Ltd.	1,600	1,203,914
*	Nasan Co., Ltd.	9,560	152,920
*	Nexen Corp.	5,680	114,214
	NH Investment & Securities Co., Ltd.	54,071	692,091
	Nong Shim Holdings Co., Ltd.	4,160	391,663
	Ottogi Corp.	7,320	893,000
*	Pacific Pharmaceutical Co., Ltd.	3,840	129,747
*	Pang Rim Co., Ltd.	8,940	154,794
*	Pantech & Curitel Communications, Inc.	85,030	105,095
*	Pantech Co., Ltd.	40,270	182,041
	PaperCorea, Inc.	19,552	70,681
	Pohang Coated Steel Co., Ltd.	12,780	214,821
	Poong Lim Industrial Co., Ltd.	40,780	405,629
	Poong San Corp.	68,330	1,397,996
	POSCO	420	109,305
	POSCO Sponsored ADR	714,500	45,942,350
	Pum Yang Construction Co., Ltd.	14,667	173,078
	Pusan Bank	200,400	2,571,731
	Pusan City Gas Co., Ltd.	23,820	498,516
*	Pyung Hwa Holdings Co., Ltd.	42,576	0
	Pyung Hwa Industrial Co., Ltd.	21,288	108,213
*	Rocket Electric Co., Ltd.	3,460	16,219
	S&T Corp.	6,130	155,450
	S&T Dynamics Co., Ltd.	32,154	244,665
*	Saehan Industries, Inc.	95,610	323,828
*	Saehan Media Corp.	85,210	167,957

*	Sajo Industries Co., Ltd.	9,090	$52,800
*	Sam Kwang Glass Industrial Co., Ltd.	3,980	55,939
*	Sam Whan Camus Co., Ltd.	9,400	58,708
	Sam Yung Trading Co., Ltd.	13,840	32,084
	Sambu Construction Co., Ltd.	14,358	366,337
	Samhwa Crown and Closure Co., Ltd.	3,100	44,693
	Samhwa Paints Industrial Co., Ltd.	48,610	154,942
	Samsung Climate Control Co., Ltd.	11,990	82,586
	Samsung Corp.	331,070	9,016,931
*	Samsung Electro-Mechanics Co., Ltd.	57,260	1,811,571
	Samsung Fine Chemicals Co., Ltd.	62,960	1,652,721
	Samsung Heavy Industries Co., Ltd.	525,070	11,006,547
	Samsung SDI Co., Ltd.	91,700	7,700,406
	Samsung Securities Co., Ltd.	116,860	6,268,609
	Samsung Techwin Co., Ltd.	130,710	4,108,039
	Samwhan Corp.	22,410	498,925
	Samyang Corp.	25,405	1,503,918
	Samyang Genex Co., Ltd.	5,490	544,625
	Samyang Tongsang Co., Ltd.	6,100	124,951
*	Samyoung Chemical Co., Ltd.	2,820	23,865
	Samyoung Electronics Co., Ltd.	44,570	400,528
	Seah Holdings Corp.	7,339	580,512
	Seah Steel Corp.	9,895	257,274
	Sebang Co., Ltd.	18,120	127,925
	Sejong Industrial Co., Ltd.	44,050	207,406
	Sempio Foods Co.	8,080	110,331
	Seondo Electric Co., Ltd.	35,800	79,149
	Seoul Securities Co., Ltd.	546,100	802,912
*	SGWICUS Corp.	20,530	77,759
*	SH Chemical Co., Ltd.	13,920	36,661
*	Shin Dong-Ah Fire & Marine Insurance Co.	32,653	236,044
	Shin Heung Securities Co., Ltd.	22,703	191,457
*	Shin Poong Paper Manufacturing Co., Ltd.	6,380	57,779
	Shin Young Securities Co., Ltd.	18,390	545,462
	Shin Young Wacoal, Inc.	273	20,015
	Shinhan Financial Group Co., Ltd.	46,326	2,121,866
*	Shin-Ho Paper Manufacturing Co., Ltd.	46,660	294,721
	Shinmoorim Paper Manufacturing Co., Ltd.	34,120	323,899
	Shinpoong Pharmaceutical Co., Ltd.	8,050	181,453
	Shinsegae Engineering & Construction Co., Ltd.	3,980	175,479
	Shinsung Engineering Co., Ltd.	17,040	59,861
*	Shinsung Tongsang Co., Ltd.	34,250	127,340
	Sindo Ricoh Co., Ltd.	18,480	854,032
*	SJM Co., Ltd.	37,640	160,303
	SK Chemicals Co., Ltd.	40,060	1,407,515
	SK Corp., Ltd.	144,670	9,728,030
	SK Gas Co., Ltd.	19,860	785,196
	SKC Co., Ltd.	74,250	1,617,721
	SL Corp.	33,210	230,078
	Songwon Industrial Co., Ltd.	45,480	162,207
*	Soosan Heavy Industries Co., Ltd.	95,600	71,955
*	Ssangyong Cement Industry Co., Ltd.	88,776	1,202,621
*	Ssangyong Fire & Marine Insurance Co.	13,190	83,650
*	Ssangyong Motor Co.	247,830	1,376,104

*	Starco Co., Ltd.	87,030	$132,885
	Suheung Capsule Co., Ltd.	20,370	146,043
*	Sung Bo Chemicals Co., Ltd.	4,130	143,385
	Sung Chang Enterprise Co., Ltd.	12,230	165,752
	Sung Shin Cement Co., Ltd.	45,580	791,393
*	Sungwon Corp.	20,600	101,594
	Sunjin Co., Ltd.	4,240	173,924
	Sunkyong Securities Co., Ltd.	384,280	459,828
	Tae Kwang Industrial Co., Ltd.	2,881	1,805,476
	Tae Kyung Industrial Co., Ltd.	63,000	171,337
	Tae Young Corp.	16,270	1,202,519
	Taegu Department Store Co., Ltd.	19,941	339,680
	Tai Han Electric Wire Co., Ltd.	95,477	1,947,194
	Tai Lim Packaging Industries Co., Ltd.	13,420	87,111
*	The Will-Bes & Co., Ltd.	27,760	76,820
*	Tong Kook Corp.	607	1,003
*	Tong Yang Major Corp.	24,960	165,179
	Tong Yang Moolsan Co., Ltd.	12,890	76,846
*	TRYBRANDS, Inc.	52,870	316,619
	TS Corp.	3,881	122,843
*	Unid Co., Ltd.	6,310	128,766
	Union Steel Manufacturing Co., Ltd.	21,297	524,455
	Wiscom Co., Ltd.	32,980	140,365
	Woongjin.Com Co., Ltd.	78,940	1,508,985
	Woori Investment & Securities Co., Ltd.	246,950	5,191,552
	YESCO Co., Ltd.	12,780	338,617
	Yoosung Enterprise Co., Ltd.	53,210	193,797
	Youlchon Chemical Co., Ltd.	47,300	491,801
*	Young Poong Mining & Construction Corp.	18,030	1,049
	Youngbo Chemical Co., Ltd.	33,000	74,782
	Youngone Corp.	108,650	459,122
	Youngpoong Corp.	2,710	592,286
	Yuhwa Securities Co., Ltd.	17,000	248,115
*	Yuyang Telecom Co., Ltd.	6,460	84,041
*	Zinus, Inc.	9,330	7,399
TOTAL COMMON STOCKS			403,173,242

RIGHTS/WARRANTS — (0.0%)
*	Hyundai Merchant Marine Co., Ltd. Rights 06/14/06	45,001	247,446
*	Korea Data Systems Co., Ltd. Rights 06/30/06	25,306	9,901
*	NH Investment Securities Rights 06/30/06	49,807	121,134
TOTAL RIGHTS/WARRANTS			378,481

TOTAL — SOUTH KOREA			403,551,723

TAIWAN — (13.0%)
COMMON STOCKS — (13.0%)
*	A.G.V. Products Corp.	1,328,000	279,615
*	Abit Computer Co., Ltd.	835,498	17,213
*	Abocom Systems, Inc.	442,000	127,384
*	Acbel Polytech, Inc.	1,852,000	863,510
*	Accton Technology Corp.	1,621,000	1,009,138
	Allis Electric Co., Ltd.	86,320	18,310

*	Ampoc Far East Co., Ltd.	434,000	$237,515
	Amtran Technology Co., Ltd.	1,669,385	1,494,345
*	Apex Science & Engineering Corp.	103,000	15,614
*	Arima Computer Corp.	4,196,000	1,174,074
	Asia Cement Corp.	10,369,484	7,806,488
	Asia Chemical Corp.	1,365,000	440,245
	Asia Polymer Corp.	1,206,489	489,558
	Asia Vital Components Co., Ltd.	1,133,322	622,027
	Asustek Computer, Inc.	111,644	262,356
	Aurora Corp.	448,650	263,602
	Aurora Systems Corp.	157,000	61,100
	Avision, Inc.	242,503	211,842
	Bank of Kaohsiung Co., Ltd.	2,843,622	1,296,070
*	Behavior Tech Computer Corp.	305,791	171,792
	Bes Engineering Corp.	4,833,089	691,664
*	Biostar Microtech International Corp.	432,000	227,276
*	C Sun Manufacturing, Ltd.	157,000	96,762
*	Carnival Industrial Corp.	2,092,000	380,673
	Cathay Chemical Works, Inc.	532,000	164,723
*	Cathay Real Estate Development Co., Ltd.	4,872,421	3,444,580
*	Central Insurance Co., Ltd.	574,020	295,428
	Central Reinsurance Co., Ltd.	1,041,614	390,911
*	Chain Qui Development Co., Ltd.	260,000	124,791
*	Champion Building Materials Co., Ltd.	1,195,000	260,735
	Chang Hwa Commercial Bank	19,928,459	12,973,308
*	Chang-Ho Fibre Corp.	192,000	79,111
*	Charoen Pokphand Enterprises Co., Ltd.	96,000	15,822
	Cheng Loong Corp.	4,472,480	1,523,641
*	Chenming Mold Industrial Corp.	415,000	163,510
*	Chia Her Industrial Co., Ltd.	1,837,340	227,508
*	Chia Hsin Cement Corp.	2,967,000	1,697,632
*	Chia Hsin Food & Synthetic Fiber Co., Ltd.	812,250	49,012
	Chia-I Industrial Co., Ltd.	2,054,000	404,303
*	Chien Shing Stainless Steel Co., Ltd.	1,472,000	488,334
*	Chien Tai Cement Co., Ltd.	282,238	8,829
	China Airlines	16,308,248	7,649,580
	China Chemical & Pharmaceutical Co.	2,971,264	1,087,359
*	China Development Financial Holding Corp.	40,619,000	15,216,097
	China Electric Manufacturing Co., Ltd.	1,020,000	632,188
*	China General Plastics Corp.	2,402,000	575,841
*	China Glaze Co., Ltd.	54,000	12,791
*	China Life Insurance Co., Ltd.	1,148,763	527,835
	China Man-Made Fiber Co., Ltd.	4,685,813	1,174,160
	China Metal Products Co., Ltd.	451,000	659,612
	China Motor Co., Ltd.	5,986,570	6,283,350
*	China Petrochemical Development Corp.	8,471,000	2,099,920
*	China Rebar Co., Ltd.	828,658	53,104
	China Steel Structure Co., Ltd.	318,219	143,773
	China Synthetic Rubber Corp.	2,450,890	2,027,398
*	China United Trust & Investment Corp.	2,398,289	138,073
*	China Wire & Cable Co., Ltd.	379,000	64,156
	Chinatrust Financial Holdings Co., Ltd.	289,901	232,750
*	Ching Feng Home Fashions Industries Co., Ltd.	376,000	106,578
	Chin-Poon Industrial Co., Ltd.	1,258,451	915,564

*	Chun Yu Works & Co., Ltd.	1,800,000	$508,710
	Chun Yuan Steel Industrial Co., Ltd.	1,910,655	944,530
	Chung Hsin Electric & Machinery Co., Ltd.	858,000	594,355
	Chung Hwa Pulp Corp.	1,685,419	759,854
*	Chung Shing Textile Co., Ltd.	600	4
	Chungwa Picture Tubes Co., Ltd.	29,367,045	7,474,639
	Clevo Co.	2,350,990	857,804
*	CMC Magnetics Corp.	12,998,000	4,127,858
	Collins Co., Ltd.	1,119,319	353,880
	Compal Electronics, Inc.	2,202,190	2,243,267
*	Compeq Manufacturing Co., Ltd.	1,846,000	855,161
*	Compex International Co. Ltd.	46,400	290
	Continental Engineering Corp.	2,955,193	1,652,128
*	Cosmos Bank Taiwan	7,259,000	3,189,474
	CTCI Corp.	2,684,645	1,423,163
	Cyntec Co., Ltd.	36,120	39,195
*	Da-Cin Construction Co., Ltd.	621,190	190,615
*	Delpha Construction Co., Ltd.	1,684,044	281,981
*	Der Pao Construction Co., Ltd.	1,139,000	63,195
	Diamond Flower Electric Instrument Co., Ltd.	65,280	111,791
*	Eastern Media International	4,944,491	1,641,446
*	Eclat Textile Co., Ltd.	219,144	107,980
	Edom Technology Co., Ltd.	188,000	108,179
	Elan Microelectronics Corp.	985,429	568,298
*	Elite Material Co., Ltd.	97,650	48,746
	Elite Semiconductor Memory Technology, Inc.	723,000	712,257
*	Elitegroup Computer Systems Co., Ltd.	1,525,250	969,762
*	Enlight Corp.	1,485,000	527,161
*	EnTie Commercial Bank	5,347,474	1,594,099
	Eten Information Systems, Ltd.	787,000	823,914
*	Eternal Chemical Co., Ltd.	1,734,500	2,725,662
	Eva Airways Corp.	16,403,783	6,858,416
*	Ever Fortune Industrial Co., Ltd.	409,000	4,213
	Everest Textile Co., Ltd.	1,918,820	369,750
	Evergreen International Storage & Transport Corp.	3,637,000	1,755,740
	Evergreen Marine Corp., Ltd.	7,857,502	5,361,546
	Everlight Chemical Industrial Corp.	1,712,950	643,447
*	Everspring Industry Co., Ltd.	1,095,180	243,902
*	Excel Cell Electronics Co., Ltd.	87,000	50,540
	Far East Textile, Ltd.	16,291,942	12,524,955
	Far Eastern Department Stores, Ltd.	3,794,550	1,960,681
	Far Eastern International Bank	4,319,752	1,865,863
	Federal Corp.	1,805,650	1,201,040
	Feng Hsin Iron & Steel Co., Ltd.	333,000	321,891
*	FIC Global, Inc.	640,080	53,484
	First Copper Technology Co., Ltd.	1,638,750	608,350
	First Financial Holding Co., Ltd.	3,224,550	2,369,864
	First Hotel	373,322	366,454
*	First Steamship Co., Ltd.	728,000	288,711
	Formosa Taffeta Co., Ltd.	6,346,580	3,318,481
	Formosan Rubber Group, Inc.	1,348,000	648,898
*	Formosan Union Chemical Corp.	206,961	83,708
*	Fortune Electric Co., Ltd.	354,000	109,810
*	Fu I Industrial Co., Ltd.	264,000	74,084

	Fubon Financial Holding Co., Ltd.	3,021,000	$2,657,170
	Fuh-Hwa Financial Holding Co., Ltd.	9,699,422	4,057,773
*	Fwuson Industry Co., Ltd.	302,000	49,508
*	G.T.M. Corp.	543,000	308,040
*	Gem Terminal Industries Co., Ltd.	398,000	214,456
*	Giga Storage Corp.	2,039,898	423,152
	Giga-Byte Technology Co., Ltd.	3,037,287	2,252,962
	Gold Circuit Electronics, Ltd.	1,421,805	969,301
*	Goldsun Development & Construction Co., Ltd.	6,129,640	2,620,737
	Good Will Instrument Co., Ltd.	95,000	51,735
*	Gordon Auto Body Parts Co., Ltd.	623,000	343,148
*	Grand Pacific Petrochemical Corp.	3,021,000	739,297
*	Grape King, Inc.	854,000	268,469
	Great China Metal Industry Co., Ltd.	1,106,000	570,887
	Great Wall Enterprise Co., Ltd.	2,406,980	947,222
	Hanpin Co., Ltd.	347,000	155,014
*	Helix Technology, Inc.	158,211	6,993
	Hey Song Corp.	944,000	351,681
*	Hitron Technologies, Inc.	619,000	221,396
*	Ho Tung Holding Corp.	2,160,628	472,985
*	Hocheng Corp.	1,703,000	415,243
*	Hold-Key Electric Wire & Cable Co., Ltd.	714,000	162,632
*	Hong Ho Precision Textile Co., Ltd.	93,889	9,726
	Hong Tai Electric Industrial Co., Ltd.	1,943,000	879,795
	Hsin Kuang Steel Co., Ltd.	622,000	422,697
	Hsinchu International Bank	7,646,417	3,804,629
	Hsing Ta Cement Co., Ltd.	376,980	128,285
	Hua Eng Wire & Cable Co., Ltd.	3,115,035	673,013
	Hua Nan Financial Holding Co., Ltd.	86,428	60,675
*	Hualon Corp.	257,040	8,666
*	Hung Ching Development & Construction Co., Ltd.	303,468	77,997
	Hung Poo Construction Corp.	1,648,000	1,487,493
*	Hung Sheng Construction Co., Ltd.	2,520,000	1,852,755
	Inventec Corp.	5,557,416	3,762,089
	Jui Li Enterprise Co., Ltd.	355,000	124,977
	Jung Shing Wire Co., Ltd.	123,000	34,393
*	K Laser Technology, Inc.	680,000	472,539
	Kang Na Hsiung Co., Ltd.	1,395,127	636,032
*	Kao Hsing Chang Iron & Steel Corp.	1,658,000	364,451
	Kaulin Manufacturing Co., Ltd.	247,000	162,491
*	Kee Tai Properties Co., Ltd.	749,000	286,209
	Kenda Rubber Industrial Co., Ltd.	1,663,000	731,458
	King Yuan Electronics Co., Ltd.	1,603,394	1,676,289
*	Kingdom Construction Co., Ltd.	2,469,000	768,749
	Kinpo Electronics, Inc.	5,726,902	2,284,581
	Knowledge-Yield-Excellence Systems Corp.	402,135	369,162
*	Kung Long Batteries Industrial Co., Ltd.	173,000	120,736
*	Kuoyang Construction Co., Ltd.	641,029	269,413
*	Kwong Fong Industries Corp.	2,505,000	379,001
	Lan Fa Textile Co., Ltd.	668,915	117,173
*	Lead Data Co., Ltd.	1,971,140	306,753
*	Leadtek Research, Inc.	1,009,493	310,691
*	Lealea Enterprise Co., Ltd.	2,693,000	320,537
	Lee Chang Yung Chemical Industry Corp.	857,501	652,077

*	Lee Chi Enterprises Co., Ltd.	1,225,900	$233,482
*	Lelon Co., Ltd.	919,118	365,482
*	Leofoo Development Co., Ltd.	1,940,000	1,321,285
	Les Enphants Co., Ltd.	153,146	116,408
*	Li Peng Enterprise Co., Ltd.	2,737,000	519,431
	Li Shin International Enterprise Corp.	224,496	232,665
*	Lien Chang Electronic Enterprise Co., Ltd.	623,000	203,201
	Lien Hwa Industrial Corp.	3,096,000	1,323,480
	Lingsen Precision Industries, Ltd.	1,189,320	406,319
	Long Bon Development Co., Ltd.	2,146,943	1,137,430
	Long Chen Paper Co., Ltd.	2,357,000	711,188
	Lucky Cement Corp.	1,504,000	396,547
*	Lung Hwa Electronics Corp.	163,000	34,050
*	Macronix International Co., Ltd.	15,368,009	4,472,251
	Mayer Steel Pipe Corp.	662,000	391,819
*	Maywufa Co., Ltd.	183,000	57,885
	Mega Financial Holding Co., Ltd.	18,530,000	13,208,006
*	Megamedia Corp.	782	6
	Meiloon Co., Ltd.	35,000	21,848
	Mercuries & Associates, Ltd.	967,980	271,224
*	Mercuries Data Co., Ltd.	930,800	206,098
	Merida Industry Co., Ltd.	181,260	123,989
*	Microelectronics Technology, Inc.	1,937,000	847,328
	Micro-Star International Co., Ltd.	3,303,542	1,855,414
*	Microtek International, Inc.	429,062	53,637
	Mitac Technology Corp.	1,285,000	637,473
	Mobiletron Electronics Co., Ltd.	90,000	71,047
	Mospec Seminconductor Corp.	404,000	193,896
*	Mustek Systems, Inc.	988,514	148,950
*	Namchow Chemical Industrial Co., Ltd.	164,057	26,784
*	Nankang Rubber Tire Co., Ltd.	104,312	189,127
	Nantex Industry Co., Ltd.	1,192,090	532,009
	Nanya Technology Co., Ltd.	12,984,000	8,294,438
*	New Asia Construction & Development Co., Ltd.	586,000	59,729
	Nien Hsing Textile Co., Ltd.	2,071,000	1,138,212
	Ocean Plastics Co., Ltd.	134,400	75,102
*	Opto Tech Corp.	1,328,000	697,470
*	Orient Semiconductor Electronics, Ltd.	648,713	83,493
*	Pacific Construction Co., Ltd.	1,483,256	180,842
*	Pacific Electric Wire & Cable Corp.	1,873,020	30,403
	Pan Jit International, Inc.	1,138,893	530,872
*	Phihong Technology Co., Ltd.	468,283	309,805
*	Picvue Electronics, Ltd.	604,000	29,503
*	Potrans Electrical Corp.	1,139,000	155,019
*	Primax Electronics, Ltd.	1,377,744	506,204
*	Prince Housing & Development Corp.	2,598,987	1,084,240
*	Procomp Informatics, Ltd.	391,440	0
*	Prodisc Technology, Inc.	4,992,157	665,458
*	Promise Technology, Inc.	641,000	283,131
	Quanta Display, Inc.	13,676,000	5,262,792
	Radium Life Tech Corp.	564,376	421,644
	Ralec Electronic Corp.	448,933	248,070
	Realtek Semiconductor Corp.	1,432,200	1,622,477
*	Rectron, Ltd.	78,300	10,748

	Rexon Industrial Corp., Ltd.	218,820	$53,312
*	Ritek Corp.	12,154,518	3,628,991
*	Ruentex Development Co., Ltd.	2,897,000	1,359,908
*	Ruentex Industries, Ltd.	2,485,000	1,035,084
*	Sampo Corp.	6,919,850	1,207,792
	San Fang Chemical Industry Co., Ltd.	207,280	114,985
	Sanyang Industrial Co., Ltd.	3,466,000	1,804,595
	Sanyo Electric Co., Ltd.	769,000	547,165
	SDI Corp.	1,035,483	717,610
*	Senao International Co., Ltd.	148,000	72,816
	Sheng Yu Steel Co., Ltd.	1,250,000	1,071,759
	Shihlin Electric & Engineering Corp.	1,643,000	1,764,287
*	Shihlin Paper Corp.	524,000	726,035
	Shinkong Co., Ltd.	1,567,809	779,658
*	Shinkong Synthetic Fibers Co., Ltd.	5,766,000	1,147,482
	Shuttle, Inc.	772,223	309,960
	Sincere Navigation Corp.	382,052	415,604
*	Sinkang Industries Co., Ltd.	419,000	202,609
*	Sinkong Spinning Co., Ltd.	913,000	655,559
	Sinon Corp.	1,366,700	285,559
	SinoPac Holdings Co., Ltd.	13,190,809	6,479,958
	Sintek Photronics Corp.	3,550,182	908,653
	Siward Crystal Technology Co., Ltd.	489,868	324,187
*	Solomon Technology Corp.	1,599,000	558,326
	South East Soda Manufacturing Co., Ltd.	404,000	150,970
	Southeast Cement Co., Ltd.	1,741,700	395,018
*	Space Shuttle Hi-Tech Co., Ltd.	595,000	66,597
	Standard Foods Taiwan, Ltd.	1,245,000	600,002
	Stark Technology, Inc.	1,073,000	487,142
	Sunonwealth Electric Machine Industry Co., Ltd.	1,089,460	470,773
*	Systex Corp., Ltd.	2,772,341	763,781
*	T JOIN Transportation Co.	1,537,000	480,086
	Ta Chen Stainless Pipe Co., Ltd.	957,996	716,212
*	Ta Chong Bank, Ltd.	11,180,906	2,832,424
	Ta Ya Electric Wire & Cable Co., Ltd.	2,315,515	684,329
	Tah Hsin Industrial Corp.	410,000	241,096
	Ta-I Technology Co., Ltd.	674,272	599,220
*	Taichung Commercial Bank	6,291,000	1,262,115
	Tainan Business Bank	1,487,012	467,194
	Tainan Spinning Co., Ltd.	6,757,000	1,639,897
	Taishin Financial Holdings Co., Ltd.	14,294,000	9,248,123
*	Taisun Enterprise Co., Ltd.	1,097,766	204,044
	Taita Chemical Co., Ltd.	1,212,690	281,786
*	Taitung Business Bank	163,395	13,432
*	Taiwan Business Bank	18,032,412	4,180,959
	Taiwan Cement Corp.	11,878,751	10,061,416
*	Taiwan Cooperative Bank	8,950,668	6,265,759
	Taiwan Fire & Marine Insurance Co., Ltd.	1,195,320	718,369
*	Taiwan Flourescent Lamp Co., Ltd.	756,000	243,508
	Taiwan Glass Ind. Corp.	3,721,485	3,031,043
	Taiwan Hon Chuan Enterprise Co., Ltd.	778,070	702,815
*	Taiwan Kolin Co., Ltd.	3,548,000	1,056,694
*	Taiwan Line Tek Electronic Co., Ltd.	403,000	189,601
	Taiwan Mask Corp.	1,367,000	960,245

	Taiwan Navigation Co., Ltd.	631,825	$410,988
	Taiwan Polypropylene Co., Ltd.	1,356,000	870,963
*	Taiwan Pulp & Paper Corp.	847,000	200,635
*	Taiwan Sakura Corp.	971,958	174,470
	Taiwan Sogo Shinkong Security Co., Ltd.	586,414	507,193
	Taiwan Styrene Monomer Corp.	2,715,000	1,098,973
*	Taiwan Tea Corp.	3,668,381	795,298
*	Taiyen Biotech Co., Ltd.	1,043,000	680,886
*	Tatung Co., Ltd.	9,309,000	4,068,209
*	Teapo Electronic Corp.	2,021,670	457,692
*	Teco Electric & Machinery Co., Ltd.	8,440,834	2,767,841
	Tecom, Ltd.	1,184,753	533,046
	Test-Rite International Co., Ltd.	98,932	73,565
	Tex-Ray Industrial Co., Ltd.	158,000	58,384
	The Ambassador Hotel	605,000	616,862
*	The Chinese Bank	8,296,000	805,309
	The First Insurance Co., Ltd.	760,224	286,831
	Thye Ming Industrial Co., Ltd.	164,000	132,673
	Ton Yi Industrial Corp.	5,139,810	1,124,696
	TSRC Corp.	1,760,000	1,230,940
	Tung Ho Steel Enterprise Corp.	2,688,555	2,297,074
*	Twinhead International Corp.	1,311,017	157,377
	TYC Brother Industrial Co., Ltd.	462,320	320,144
	Tycoons Group Enterprise Co., Ltd.	2,305,000	407,333
*	Ulead Systems, Inc.	301,000	223,994
*	Union Bank of Taiwan	6,645,577	1,669,593
*	Union Insurance Co., Ltd.	1,794,575	329,490
	Uni-President Enterprises Corp.	12,321,130	9,012,055
*	Unitech Electronics Co., Ltd.	960,000	377,104
	Unitech Printed Circuit Board Corp.	1,481,475	613,690
	United Microelectronics Corp.	32,824,183	20,521,780
*	Universal Cement Corp.	1,796,549	626,154
*	Universal Microelectronics Co., Ltd.	304,010	155,532
	Universal Scientific Industrial Co., Ltd.	2,863,392	1,079,364
*	Universal, Inc.	622,000	207,306
	UPC Technology Corp.	3,497,796	1,124,277
	USI Corp.	3,514,000	1,010,941
	U-TECH Media Corp.	1,068,799	202,635
*	Ve Wong Corp.	725,000	235,548
*	Via Technologies, Inc.	2,917,402	2,839,019
*	Visual Photonics Epitacy Co., Ltd.	86,000	111,928
	Walsin Lihwa Corp.	11,367,412	4,859,771
	Walsin Technology Corp., Ltd.	833,126	750,381
	Wan Hwa Enterprise Co., Ltd.	733,801	419,746
	Waterland Financial Holdings	9,610,000	3,112,516
*	Wei Chih Steel Industrial Co., Ltd.	1,615,898	228,695
*	Wei Chuan Food Corp.	1,007,000	372,514
	Weltrend Semiconductor, Inc.	1,086,000	423,807
*	Winbond Electronics Corp.	16,875,000	5,477,075
*	WPG Holdings Co., Ltd.	958,985	302,377
	Wus Printed Circuit Co., Ltd.	2,434,928	1,009,125
*	Yageo Corp.	10,993,840	4,220,843
	Yang Ming Marine Transport Corp.	5,786,058	3,602,161
	Yeung Cyang Industrial Co., Ltd.	319,000	287,685

*	Yi Jinn Industrial Co., Ltd.	1,543,000	$144,631
	Yieh Phui Enterprise Co., Ltd.	5,550,601	2,065,690
	Yosun Industrial Corp.	910,997	453,878
	Yuen Foong Yu Paper Manufacturing Co., Ltd.	6,213,461	2,650,526
	Yulon Motor Co., Ltd.	5,933,271	6,900,422
	Yung Chi Paint & Varnish Manufacturing Co., Ltd.	55,000	70,607
	Yung Shin Pharmaceutical Industrial Co., Ltd.	281,400	261,673
	Yung Tay Engineering Co., Ltd.	2,407,000	1,385,157
	Zig Sheng Industrial Co., Ltd.	1,825,596	353,707

TOTAL — TAIWAN			425,525,773

THAILAND — (3.0%)
COMMON STOCKS — (3.0%)
	A.J. Plast Public Co., Ltd. (Foreign)	400,000	31,467
*	Adkinson Securities Public Co., Ltd. (Foreign)	2,688,100	549,815
*	Advance Agro Public Co., Ltd. (Foreign)	1,859,030	1,218,716
	Aromatics (Thailand) Public Co., Ltd. (Foreign)	4,082,300	2,569,167
	Bangkok Bank Public Co., Ltd. (Foreign)	229,700	638,474
	Bangkok Expressway Public Co., Ltd. (Foreign)	5,353,500	2,863,810
	Bangkok First Investment & Trust Public Co., Ltd. (Foreign)	1,229,100	293,295
	Bangkok Insurance Public Co., Ltd. (Foreign)	78,780	454,480
*	Bangkok Land Public Co., Ltd. (Foreign)	39,735,803	677,285
	Bank of Ayudhya Public Co., Ltd. (Foreign)	16,377,100	7,644,221
	Banpu Public Co., Ltd. (Foreign)	1,454,300	5,338,980
	Big C Supercenter Public Co., Ltd. (Foreign)	1,274,800	1,270,287
	Cal-Comp Electronics (Thailand) Public Co., Ltd. (Foreign)	10,961,500	1,080,772
	Capital Nomura Securities Public Co., Ltd. (Foreign)	370,100	395,479
	Central Plaza Hotel Public Co., Ltd. (Foreign)	723,000	739,400
	Charoen Pokphand Foods Public Co., Ltd. (Foreign)	36,926,640	5,470,972
	Charoong Thai Wire & Cable Public Co., Ltd. (Foreign)	646,900	121,288
	Delta Electronics (Thailand) Public Co., Ltd. (Foreign)	3,889,700	1,835,967
	Eastern Water Resources Development & Management Public Co., Ltd. (Foreign)	9,535,200	1,245,189
	Erawan Group Public Co., Ltd. (Foreign)	2,859,300	353,898
	Finansa Public Co., Ltd. (Foreign)	213,400	95,130
	GFPT Public Co., Ltd. (Foreign)	498,600	193,504
*	Golden Land Property Development Public Co., Ltd. (Foreign)	232,500	40,239
	Hana Microelectronics Public Co., Ltd. (Foreign)	935,000	625,213
	Hermraj Land & Development Public Co., Ltd. (Foreign)	17,522,900	459,497
	ICC International Public Co., Ltd. (Foreign)	2,755,000	2,961,977
*	Jasmine International Public Co., Ltd. (Foreign)	46,042,600	531,238
	Kang Yong Electric Public Co., Ltd. (Foreign)	236,200	365,433
	Kasikornbank Public Co., Ltd. (Foreign)	1,530,000	2,567,720
*	KCE Electronics Public Co., Ltd. (Foreign)	1,743,300	178,284
*	KGI Securities One Public Co., Ltd. (Foreign)	11,017,100	624,018
	Kiatnakin Finance Public Co., Ltd. (Foreign)	1,727,800	1,404,531
	Krung Thai Bank Public Co., Ltd. (Foreign)	29,431,100	8,026,313
	Krungthai Card Public Co., Ltd. (Foreign)	612,600	316,461
*	Laguna Resorts & Hotels Public Co., Ltd. (Foreign)	545,800	1,331,045
	Lalin Property Public Co., Ltd. (Foreign)	476,900	63,153
*	Loxley Public Co., Ltd. (Foreign)	11,055,600	666,786
	MBK Development Public Co., Ltd. (Foreign)	442,600	638,338
*	Millennium Steel Public Co., Ltd. (Foreign)	11,139,300	300,865
	MK Real Estate Development Public Co., Ltd. (Foreign)	5,772,100	351,154

	M-Link Asia Corp. Public Co., Ltd. (Foreign)	2,984,609	$203,487
	Modernform Group Public Co., Ltd. (Foreign)	46,000	45,234
	Muramoto Electronic (Thailand) Public Co., Ltd. (Foreign)	134,300	760,687
*	Nakornthai Strip Mill Public Co., Ltd. (Foreign)	29,133,700	328,504
*	Natural Park Public Co., Ltd. (Foreign)	39,695,000	447,590
*	Pacific Assets Public Co., Ltd. (Foreign)	380,000	39,261
	Padaeng Industry Public Co., Ltd. (Foreign)	1,600,800	1,406,236
*	Picnic Gas & Engineering Public Co., Ltd. (Foreign)	8,305,900	93,655
	Power Line Engineering Public Co., Ltd. (Foreign)	3,203,000	671,929
	PTT Chemical Public Co., Ltd. (Foreign)	3,156,210	6,786,659
	Quality Houses Public Co., Ltd. (Foreign)	31,100,900	856,325
	Regional Container Lines Public Co., Ltd. (Foreign)	6,950,000	3,389,799
	Rojana Industrial Park Public Co., Ltd. (Foreign)	222,600	82,304
	Saha Pathana Inter-Holding Public Co., Ltd. (Foreign)	3,316,000	1,678,217
	Saha Pathanapibul Public Co., Ltd. (Foreign)	1,367,000	616,557
	Saha-Union Public Co., Ltd. (Foreign)	3,025,300	1,864,286
*	Sahaviriya Steel Industries Public Co., Ltd. (Foreign)	53,641,100	1,744,197
	Sansiri Public Co., Ltd. (Foreign)	6,528,500	547,822
	Seamico Securities Public Co., Ltd. (Foreign)	4,588,600	423,545
*	Shinawatra Satellite Public Co., Ltd. (Foreign)	4,788,600	1,506,836
	Siam Commercial Bank Public Co., Ltd. (Foreign)	4,716,800	7,235,684
	Siam Industrial Credit Public Co., Ltd. (Foreign)	4,478,950	598,994
	Siam Makro Public Co., Ltd. (Foreign)	331,200	607,945
	Sri Trang Agro Industry Public Co., Ltd. (Foreign)	828,331	358,397
	Supalai Public Co., Ltd. (Foreign)	5,429,566	373,029
*	Syntec Construction Public Co., Ltd. (Foreign)	4,637,300	65,665
	Thai Plastic & Chemicals Public Co., Ltd. (Foreign)	1,569,600	637,965
	Thai Rayon Public Co., Ltd. (Foreign)	165,000	151,436
	Thai Rung Union Car Public Co., Ltd. (Foreign)	5,386,250	686,434
	Thai Wacoal Public Co., Ltd. (Foreign)	93,300	83,183
*	Thai-German Ceramic Industry Public Co., Ltd. (Foreign)	3,066,000	167,229
	Thanachart Capital PCL, Ltd. (Foreign)	9,726,200	3,978,726
	Tipco Asphalt Public Co., Ltd. (Foreign)	246,356	119,512
*	TPI Polene Public Co., Ltd. (Foreign)	4,168,162	1,464,622
*	Tuntex (Thailand) Public Co., Ltd. (Foreign)	1,987,600	100,071
	Tycoons Worldwide Group Public Co., Ltd. (Foreign)	1,243,300	236,369
*	United Communication Industry Public Co., Ltd. (Foreign)	864,400	1,065,342
	Vanachai Group Public Co., Ltd. (Foreign)	2,439,900	318,623
	Vinythai Public Co., Ltd. (Foreign)	4,881,117	1,094,363
TOTAL COMMON STOCKS			99,370,580

RIGHTS/WARRANTS — (0.0%)
*	Bangkok Land Public Co., Ltd. (Foreign) Warrants 2006	3,987,330	0
*	Cal-Comp Electronics (Thailand) Public Co., Ltd. (Foreign) Warrants 04/18/09	2,192,300	48,865
TOTAL RIGHTS/WARRANTS			48,865

TOTAL — THAILAND			99,419,445

TURKEY — (4.0%)
COMMON STOCKS — (4.0%)
	Adana Cimento Sanayi Ticaret A.S.	299,788	214,702
	Akbank T.A.S.	3,293,434	19,598,477
*	Akenerji Elektrik Uretim A.S.	216,113	542,433

*	Aksa Akrilik Kimya Sanayii A.S.	148,490	$1,110,694
	Aksigorta A.S.	241,590	833,837
*	Aksu Iplik Dokuma ve Boya Apre Fabrikalari A.S.	6,209	17,077
	Alarko Carrier Sanayii ve Ticaret A.S.	40,047	436,305
	Alkim Alkali Kimya A.S.	10,022	41,000
*	Alternatifbank A.S.	1	1
*	Altinyildiz mensucat ve Konfeksiyon Fabrikalari A.S.	87,865	198,573
	Anadolu Anonim Turk Sigorta Sirketi A.S.	900,233	1,401,046
	Anadolu Cam Sanayii A.S.	561,694	1,772,405
*	Ayen Enerji A.S.	473,652	742,995
*	Aygaz A.S.	142,149	416,132
	Bagfas Bandirma Gubre Fabrikalari A.S.	11,130	238,173
	Bati Anabolu Cimento A.S.	255,022	1,179,469
	Bati Soeke Cimento Sanayi A.S.	21,090	44,205
	Bolu Cimento Sanayii A.S.	557,470	923,431
	Borusan Mannesmann Boru Sanayi ve Ticaret A.S.	98,343	735,397
	Bossa Ticaret ve Sanayi Isletmeleri Ticaret A.S.	576,288	382,501
	Brisa Bridgestone Sabanci Lastik San ve Ticaret A.S.	9,261	429,769
	Cimsa Cimento Sanayi ve Ticaret A.S.	480,369	2,861,957
*	Dardanel Onentas Gida Sanayii A.S.	16,183	12,814
*	Dogan Sirketler Grubu Holding A.S.	3,007,361	9,960,595
	Doktas Dokumculuk Ticaret ve Sanayi A.S.	63,360	119,868
*	Eczacibasi Ilac Sanayi ve Ticaret A.S.	20,557	47,630
*	Eczacibasi Yapi Gerecleri Sanayi ve Ticaret A.S.	362,756	1,008,953
	Enka Insaat ve Sanayi A.S.	21,684	143,653
	Eregli Demir ve Celik Fabrikalari Turk A.S.	1,995,394	8,492,982
*	Finansbank A.S.	1,829,417	8,836,060
*	Fortis Bank A.S.	2,104,055	6,332,044
*	Gentas Clenel Metal Sanayi ve Ticaret A.S.	38,298	39,204
*	Goldas Kuyumculuk Sanayi A.S.	327,200	233,993
*	Goltas Goller Bolgesi Cimento Sanayi ve Ticaret A.S.	24,412	1,166,411
*	Gubre Fabrikalari Ticaret A.S.	29,241	68,537
	Gunes Sigorta A.S.	309,093	510,025
*	Hektas Ticaret T.A.S.	49,107	29,446
*	Ihlas Ev Aletleri Imalat Sanayi ve Ticaret A.S.	52,706	31,991
*	Ihlas Holding A.S.	319,654	148,084
*	Izmir Demir Celik Sanayii A.S.	230,946	783,937
	Izocam Ticaret Ve Sanayi A.S.	27,299	198,380
	Karton Sanayi ve Ticaret A.S.	1,000	109,789
*	Klimasan Klima Sanayi ve Ticaret A.S.	5,565	17,596
*	Koc Holding A.S. Series B	404,529	1,577,763
	Kordsa Endustriyel Iplik Kord Bezi Sanayi ve Ticaret A.S.	414,951	976,102
*	Kutahya Porselen Sanayii A.S.	7,076	133,760
	Mardin Cimento Sanayii ve Ticaret A.S.	163,450	802,053
	Marshall Boya ve Vernik Sanayii A.S.	17,490	262,483
*	Medya Holdings A.S.	33,508	146,937
*	Menderes Tekstil Sanayi ve Ticaret A.S.	347,650	251,258
*	Net Turizm Ticaret ve Sanayi A.S.	185,098	222,489
	Nortel Networks Netas Telekomuenikasyon A.S.	24,805	601,971
	Otobus Karoseri Sanayi A.S.	98,162	668,860
	Pinar Entegre et ve Un Sanayii A.S.	51,591	85,349
	Pinar Sut Mamulleri Sanayii A.S.	58,424	140,727
*	Raks Elektronik Sanayi ve Ticaret A.S.	5,859	2,942
*	Sabah Yayincilik A.S.	31,938	77,130

	Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret A.S.	247,799	$557,499
*	Sasa Dupont Sabanci Polyester Sanayi A.S.	1,346,358	833,303
*	Tat Konserve Sanayii A.S.	175,295	221,734
*	Tekstil Bankasi A.S.	1,226,983	1,320,465
	Tire Kutsan Oluklu Mukavva Kutu ve Kagit Sanayii A.S.	156,597	238,528
	Tofas Turk Otomobil Fabrikasi A.S.	605,547	1,500,943
	Trakya Cam Sanayii A.S.	1,227,824	3,752,311
	Tupras-Turkiye Petrol Rafinerileri A.S.	158,906	2,700,925
	Turk Demir Dokum Fabrikalari A.S.	166,949	1,159,326
*	Turk Prysmian Kablo ve Sistemleri A.S.	39,312	95,006
*	Turk Sise ve Cam Fabrikalari A.S.	2,182,218	6,472,634
	Turkiye Garanti Bankasi A.S.	4,833,512	14,571,061
	Turkiye Is Bankasi A.S.	2,232,528	13,188,476
	Ulker Gida Sanayi ve Ticaret A.S.	125,705	332,657
	Unye Cimento Sanayi ve Ticaret A.S.	20,978	59,617
	USAS Ucak Servisi A.S.	20,520	72,886
*	Vestel Elektronik Sanayi ve Ticaret A.S.	223,134	580,233
*	Yapi Kredi Finansal Kiralama A.S.	7,886	16,099
*	Yapi ve Kredi Bankasi A.S.	3,543,654	5,764,002
*	Yatas Yatak ve Yorgan Sanayi ve Ticaret A.S.	18,345	63,326

TOTAL — TURKEY			131,863,426

		Face Amount	Value†
		(000)
TEMPORARY CASH INVESTMENTS — (0.1%)
	Repurchase Agreement, PNC Capital Markets, Inc. 4.87%, 06/01/06 (Collateralized by $2,991,000 FHLMC Notes 4.00%, 09/22/09, valued at $3,394,785) to be repurchased at $3,344,452	$3,344	3,344,000

TOTAL INVESTMENTS — (100.0%)
(Cost $2,189,187,959)			$3,266,210,087

See accompanying Notes to Financial Statements.

ITEM 7.                  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

This item is not applicable to the Registrant, which is an open-end management investment company.

ITEM 8.                  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

This item is not applicable to the Registrant, which is an open-end management investment company.

ITEM 9.                  PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

This item is not applicable to the Registrant, which is an open-end management investment company.

ITEM 10.                SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

None.

ITEM 11.                CONTROLS AND PROCEDURES.

(a)           Based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this Form N-CSR (the “Report”), the Registrant’s Principal Executive Officer and Principal Financial Officer believe that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effectively designed to ensure that information required to be disclosed by the Registrant in the Report is recorded, processed, summarized and reported by the filing date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the Registrant’s officers that are making certifications in the Report, as appropriate, to allow timely decisions regarding required disclosure. The Registrant’s management, including the Principal Executive Officer and the Principal Financial Officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

(b)           There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this Report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12.                EXHIBITS.

(a)(1)                    This item is not applicable.

(a)(2)                    Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

(a)(3)                    This item is not applicable.

(b)                                 Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dimensional Emerging Markets Value Fund Inc.

By:	/s/David G. Booth
David G. Booth
Chairman, Director, President,
Chief Executive Officer and Chief Investment Officer

Date:  August 3, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/David G. Booth
David G. Booth
Principal Executive Officer
Dimensional Emerging Markets Value Fund Inc.

Date:  August 3, 2006

By:	/s/Michael T. Scardina
Michael T. Scardina
Principal Financial Officer
Dimensional Emerging Markets Value Fund Inc.

Date:  August 3, 2006